SEMI-ANNUAL
REPORT




[LOGO]
RSI RETIREMENT TRUST

CORE EQUITY FUND
VALUE EQUITY FUND
EMERGING GROWTH EQUITY FUND
INTERNATIONAL EQUITY FUND
ACTIVELY MANAGED BOND FUND
INTERMEDIATE-TERM BOND FUND
SHORT-TERM INVESTMENT FUND


1998

   BROKER/DEALER

      [LOGO]

  RETIREMENT SYSTEM
  Distributors Inc.

    P.O. Box 2064
 Grand Central Station
New York, NY 10163-2064

TABLE OF CONTENTS
------------------------------------------------------

President's Message......................................................          1
Investment Review........................................................          2
Financial Statements of Investment Funds.................................          9
    Core Equity Fund.....................................................         11
    Value Equity Fund....................................................         15
    Emerging Growth Equity Fund..........................................         19
    International Equity Fund............................................         23
    Actively Managed Bond Fund...........................................         27
    Intermediate-Term Bond Fund..........................................         33
    Short-Term Investment Fund...........................................         39
Notes to Financial Statements............................................         43
Officers, Consultants, Investment Managers,
  Custodians, Distributor, Transfer Agent................................         60
Board of Trustees........................................................         61

[LOGO]
   is a registered trademark of Retirement System Group Inc.
This Semi-Annual Report is unaudited.

PRESIDENT'S MESSAGE
                 To Our Unitholders:

                 The first three months of fiscal year 1998 (i.e., fourth quarter 1997) were affected by concern over an overheated domestic economy, an underlying fear of inflation, and uncertainty about the Asian markets. These were all contributing factors which influenced the equity markets, most of which showed negative results during the fourth quarter of 1997. Large cap stocks, as measured by the S&P 500 Index, were the exception, managing to return 2.85% during this period. Small cap growth stocks (Russell 2000 Growth Index) and non-U.S. stocks (MSCI EAFE Index, a representative proxy for non-U.S. stocks), on the other hand, were the most volatile, down 8.20% and 7.84%, respectively, for this period.

                     However, the second three months of fiscal year 1998
                 provided a major turnaround, with all of the major domestic equity indices and MSCI EAFE showing strong double digit returns. EAFE achieved the best investment performance, returning 14.71%, followed by the S&P 500's return of 13.96%. During this same period, the Russell 2000 Growth returned 11.88%. The U.S. economy continued to prosper and most of the major European countries also showed positive economic growth during the period.

                     Thus far in fiscal year 1998, the conditions that have
                 persisted over the past several years--moderate economic growth, low inflation rates, favorable interest rates, heavy corporate stock repurchases and substantial cash inflow by mutual fund investors--have continued, thereby driving the stock market. As always, the direction of the stock market is uncertain, and ultimately will reflect the strength of the underlying U.S. economy.

                     The Trust's funds turned in solid performances thus far in fiscal 1998, with four of the seven funds outperforming their respective Lipper benchmarks for the period. The funds also performed well over the longer time periods--the time periods that are all important when investing retirement plan assets. In fact, three of the seven funds exceeded their Lipper benchmarks for every time period covered in this report, and five of the funds outperformed their benchmarks for the longest time period listed, 15 years. (Our International Equity Fund has been in existence for less than 15 years.)

                     On behalf of the Board of Trustees, I want to thank our
                 unitholders for choosing RSI Retirement Trust to help meet your retirement savings goals. I would also like to thank the members of the Board for their valuable counsel and assistance. Without their diligence and guidance, the solid investment performances achieved by our funds would not be possible.

                                               Sincerely,

                                                        [SIG]
                                               William Dannecker
                                               President and Trustee
                                               May 21, 1998

INVESTMENT REVIEWEQUITY FUNDS

                 For the first three months of fiscal year 1998, most of the domestic and non-U.S. equity market indices showed negative results, with the exception of large cap stocks, as measured by the Standard & Poor's 500 Index (S&P 500) and the Russell 1000 Value Index, which were up 2.85% and 4.47%, respectively. Small cap growth stocks (Russell 2000 Growth Index) and non-U.S. stocks (MSCI EAFE Index--EAFE) were the most volatile, down 8.20% and 7.84%, respectively, for this period. The concern of an overheated domestic economy, the underlying fear of inflation coupled with the uncertainty of the Asian markets, and the underlying strength of the major European economies were all contributing factors which impacted the equity markets for the first quarter of fiscal year 1998.

                     However, the second three months of fiscal year 1998
                 provided a major turnaround--all of the major domestic equity indices and EAFE, a representative proxy for non-U.S. stocks, showed strong double digit returns. EAFE led the way with a return of 14.71%, followed closely by the large cap indices--S&P 500, at 13.96%, and Russell 1000 Value, at 11.66%. The small capitalization company indices (Russell 2000, a blend of value and growth stocks and the Russell 2000 Growth) were strong at 10.06% and 11.88%, respectively. For this period, most of the major European countries showed positive economic growth. This was true of the U.S. economy as well; inflation fears were dormant, reported company profits, for the most part, showed strength, and technology stocks (both small cap and large cap) performed quite well.

                     Overall, for the six-month period ended March 31, 1998,
                 domestic investors appeared to like the security afforded by large cap growth and value stocks, which experienced strong double digit returns for this period, with the S&P 500 up 17.21% and the Russell 1000 Value Index rising 16.64%. However, despite the recovery of the equity capital markets for the first quarter of 1998, small cap growth stocks (Russell 2000 Growth) and non-U.S. stocks (as measured by EAFE) for the trailing six months were lackluster, with returns of 2.71% and 5.72%, respectively. This was the result of the severity of the fourth quarter, 1997 negative results.

                     As noted at this time last year, moderate economic growth, low inflation rates, favorable interest rates, heavy corporate stock repurchases and cash inflow by mutual fund investors continue to propel the stock market, a situation that has persisted over the past several years. Thus far in fiscal year 1998, this trend has continued.

                     Economic growth (Gross Domestic Product, or "GDP") was
                 strong, growing at an annualized rate of 3.7% for the fourth quarter 1997 (versus 3.8% for the fourth quarter, 1996). The momentum continued for the first quarter of 1998 with GDP reported at 4.2%, annualized.

                     Subsequent to March 31, 1998, the U.S. stock markets
                 continued to advance. However, during the last week of April, daily changes were most pronounced. On April 28, an approximate 2% correction was realized, due to fears that the Federal Reserve may take action to increase interest rates in an attempt to impact the U.S. economy, since the Asian financial crisis has failed to slow the economic growth as expected. Other news was forthcoming later in the week (i.e., economic growth in the U.S. was stronger than expected for the first quarter, with GDP up at a 4.2% annual rate while inflation fell to 1950s levels) and the stock and bond markets surged and offset the earlier 2% correction.

                     However, concerns about the Asian crisis, increased
                 earnings disappointments and high earnings valuations could become a more pronounced issue versus the mood of complacency that held sway earlier this year. The risks are that earnings and profit margin pressures will intensify as U.S. companies feel pressure from Asian competitors to cut prices. Labor costs are rising and companies are grappling with the year 2000 problem. Earnings also will be negatively impacted by adverse foreign currency translations and weak exports. After years of restructuring and productivity improvements, companies appear to be running out of ways to expand their profit margins.

                     For the six months ended March 31, 1998 (as was the case
                 also for the six months ended March 31, 1997), the Trust's large cap equity funds (Core and Value) turned in respectable double digit performance results, with the International Equity Fund up modestly. The Emerging Growth Equity Fund was hit hardest, as small cap growth stocks faltered, and finished down 3.67%.

                 CORE EQUITY FUND

                 The Core Equity Fund posted a 14.79% return for the six months ended March 31, 1998, compared to the 12.55% return of the Lipper Growth and Income Funds Average, its performance benchmark. For the one-year period ended March 31, 1998, the Core Fund returned 44.22%, more than four percentage points higher than the 40.15% return of its Lipper benchmark. With a 31.67% annual return for the three years ended March 31, 1998, the Fund significantly outperformed its benchmark's return of 27.89%. This performance ranked the Core Fund in the top 14% of its Lipper grouping (56th out of 426 funds). Over the longer period (15 years ended March 31, 1998), the Core Fund achieved a 17.23% annualized return, outperforming the 15.15% return of the Lipper Growth and Income Funds Average. This annualized return ranked the Core Equity Fund in the top 13 % of the Lipper Growth and Income Funds grouping (11th out of 85 funds).

                     These long-term results for the Core Equity Fund have been achieved while taking less risk (as measured by standard deviation) than the overall market, as represented by the S&P
                 500. The standard deviation of return for the Fund was 13.58 versus 13.95 for the index over this 15-year period.

                 VALUE EQUITY FUND

                 The Value Equity Fund posted a 12.29% return for the fiscal year-to-date, ended March 31, 1998, compared to the 12.55% return of its performance benchmark, the Lipper Growth & Income Funds Average. For the one-year period ended March 31, 1998, the Value Equity returned 43.90%, outperforming the Lipper benchmark's return of 40.15% by a substantial margin. With this performance, the Value Fund ranked in the top 29% of its Lipper grouping (186th out of 646 funds). For the three years ended March 31, 1998, the Fund's annualized return of 31.25% placed it in the top 16% of its Lipper grouping (66th out of 426 funds). (It should be noted that Retirement System Investors commenced managing the Fund on April 1, 1995.) For the five years ended March 31, 1998, the Value Fund recorded an annualized return of 20.29%, compared to the 19.08% annualized return of its benchmark. For the longer time periods, this Fund underperformed versus its Lipper benchmark.

                 EMERGING GROWTH EQUITY FUND

                 The Emerging Growth Equity Fund returned -3.67% for the six months ended March 31, 1998, while its benchmark, the Lipper Small Company Growth Funds Average, returned 5.39%. For the three-year period ended March 31, 1998, the Fund returned 26.81% per year, outperforming the 24.88% of its Lipper benchmark. The Fund reflected an annualized return of 22.16% for the five-year period ended March 31, 1998, and ranked in the top 10% of its Lipper grouping (15th out of 154 funds). For the 15 years ended March 31, 1998, the Emerging Growth Equity Fund achieved an annual return of 15.82%, outperforming the benchmark's return of 12.97% for the same period. This performance ranked the Fund in the top 17% of the Lipper Small Company Growth Funds grouping (3rd out of 18 funds).

                 INTERNATIONAL EQUITY FUND

                 The International Equity Fund returned 23.7% for the six-month period ended March 31, 1998, while the Lipper International Equity Funds Average, the Fund's performance benchmark, returned 5.85%. For the one-year period ended March 31, 1998, the Fund returned 13.38%, while its Lipper benchmark returned 19.45%. For the three years ended March 31, 1998, the Fund had an annualized return of 13.35%, trailing the Lipper International Funds Average return of 14.06% per year for this period. For the longer time periods (5 years, 10 years and since inception, 13 11/12 years ended March 31, 1998), the Fund also underperformed versus its Lipper benchmark.

                     However, it's important to note that the International
                 Equity Fund's 10-year return was achieved with appreciably less risk (as measured by standard deviation) than the market, as measured by the MSCI EAFE Index. The standard deviation of return for the Fund was 12.46 versus 15.93 for the index over this time period.

                 FIXED-INCOME FUNDS

                 In the fourth quarter of 1997, inflation was almost non-existent, as the Consumer Price Index (i.e., Urban Consumers seasonally adjusted data, as reported by the U.S. labor Department--CPI) was up 0.1% for the quarter. It was a period when interest rates in the intermediate and longer-term maturities continued to decline, and at December 31, 1997, they were at their low points of the year. Short interest rates remained flat to slightly higher, and the yield curve flattened. The bond market rallied as deflation in Asia and other developing countries was seen as slowing the U.S. economy and further reducing inflation. For the longer-term portion of the yield curve, fixed-income total returns (interest plus price changes), as measured by the Lehman Brothers Aggregate Bond Index, rose 2.94% for the quarter. For the short- to-intermediate-term securities (represented by the Lehman Brothers

                 Government-Intermediate Bond Index), the total quarterly return was up 2.21%; cash equivalent-type investments (the 90-Day Treasury Bills) increased 1.25% for this period.

                     During the first quarter of 1998 interest rates backed up
                 slightly in February and March, after declining in January, a continuation of contraction that was evident, as noted above, in the last quarter of 1997. However, at March 31, interest rates were at lower positions than at the start of 1998. For example, the six-month Treasury Bill declined to 5.24% from 5.42% at December 31, 1997; the 5-year Treasury decreased to 5.62% from 5.70%; the 10-year Treasury declined to 5.65% from 5.74%; and the 30-year Treasury was similar to its position at December 31, 1997 at 5.93%. Stable to lower interest rates again were aided by the prospect that deflation and weak economies in Asia and other developing countries would slow the U.S. economy and further reduce inflation.

                     CPI for the recent quarter was also a non-factor, up less
                 than 0.1%. As a result of the positive conditions that prevailed during the first quarter, the bond markets reflected respectable results and for the fiscal half year ending March 31, 1998, the Lehman Brothers Aggregate Bond Index returned 4.53% (1.54% for the quarter) and 3.75% for the Lehman Brothers Government-Intermediate Bond Index (1.50% for the latest quarter). Cash equivalent-type securities (90-Day US Treasury Bills) returned 1.25% for the recent quarter and 2.51% for the six months ended March 31, 1998.

                 INTERMEDIATE-TERM BOND FUND

                 For the six-month period ended March 31, 1998, the Intermediate-Term Bond Fund returned 3. 26%, exceeding the 3.10% return of its benchmark, the Lipper Short-Intermediate (1 to 5 year maturity) U.S. Government Funds Average. Over every longer term period, as well, this Fund outperformed its Lipper benchmark. For the five-year period ended March 31, 1998, it returned 5.43% per year, compared to the 5.05% annual return of its benchmark. For the 15 years ended March 31, 1998, the Fund, at an annualized return of 8.90%, outperformed its benchmark by 38 basis points per year (8.90% versus 8.52%, respectively), and was the top performing fund in its Lipper grouping for this period.

                     The Intermediate-Term Bond Fund continues to emphasize
                 quality of holdings, with over 99% in U.S. Government and other AAA-rated securities. At March 31, 1998, the average maturity and average duration of all portfolio holdings was 4.2 years and 3.1 years, respectively, versus 4.5 years and 3.4 years, respectively, at the start of fiscal year 1998.

                 ACTIVELY MANAGED BOND FUND

                 The Actively Managed Bond Fund outperformed its benchmark, the Lipper U.S. Government Bond Funds Average, for every period ended March 31, 1998. For the fiscal year-to-date, the Fund returned 4.40% versus 4.34% for the Lipper benchmark. With an annualized return of 8.89% for the three years ended March 31, 1998, the Fund ranked in the top 9% of its Lipper grouping (13th out of 149 funds). For the five-year period ended March 31, 1998, the Fund outpaced the benchmark return of 5.75% per year by 75 basis points per year, with an annualized return of 6.50%. The Fund's annualized return was 9.41% for the 15 years ended March 31, 1998, while the Lipper benchmark was 8.67% per year. For the period, the Fund ranked in the top 29% of the Lipper U.S. Government Bond Funds grouping (2nd out of 7 funds).

                     The Fund continues to emphasize quality of holdings, with
                 more than 98% in U.S. Government and other AAA-rated securities. At March 31, 1998, the average maturity and average duration of portfolio holdings was 9.5 years and 5.9 years, respectively, compared to 9.0 years and 5.8 years, respectively, at the start of fiscal year 1998.

                 SHORT-TERM INVESTMENT FUND

                 For the six months ended March 31, 1998, the Short-Term Investment Fund posted a return of 2.45%, versus the 2.44% return of the Lipper Retail Money Funds Average (a representative benchmark). The Fund achieved a 4.28% annual return for the five-year period ended March 31, 1998, comparable to the 4.43% return of its Lipper benchmark. For the 15 years ended March 31, 1998, the Fund produced an annual return of 6.35%, exceeding the Lipper benchmark's annualized return of 6.13%.

                     The Short-Term Investment Fund continues to emphasize
                 quality of holdings, with 92.7% in U.S. Government securities, 2.4% in AA-rated securities and 4.9% in A-rated issues. The average maturity of portfolio holdings declined to 78 days at March 31, 1998, from 120 days at September 30, 1997.

                                          EQUITY FUNDS
                                   NET INVESTMENT PERFORMANCE1
                                FOR PERIODS ENDED MARCH 31, 1998

                 ---------------------------------------------------------------

                                                                 Annualized
                                              ------------------------------------------------
                      6 Months      1 Year     3 Years     5 Years     10 Years     15 Years
                     -----------  ----------  ----------  ----------  -----------  -----------
CORE EQUITY FUND          14.79%      44.22%      31.67%      21.48%       17.81%       17.23%
VALUE EQUITY FUND         12.29       43.90       31.25       20.29        15.26        13.88
Lipper Growth &
 Income Funds
 Average3                 12.55       40.15       27.89       19.08        16.21        15.15
EMERGING GROWTH
 EQUITY FUND              (3.67)      32.74       26.81       22.16        17.59        15.82
Lipper Small
 Company Growth
 Funds Average3            5.39       43.53       24.88       18.34        16.77        12.97
INTERNATIONAL
 EQUITY FUND2              2.37       13.38       13.35       11.44         7.13           NA
Lipper
 International
 Equity Funds
 Average3                  5.85       19.45       14.06       13.28        10.08        NA

                 1.  All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.
                 2.  The International Equity Fund was started on May 1, 1984.
                     The inception date for all other funds was January 1, 1983, or 15 1/4 years for the period ended March 31, 1998.
                 3. Lipper Analytical Services is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
                 ---------------------------------------------------------------

                                       FIXED-INCOME FUNDS*
                                   NET INVESTMENT PERFORMANCE1
                                FOR PERIODS ENDED MARCH 31, 1998

                 ---------------------------------------------------------------

                                                                  Annualized
                                               ------------------------------------------------
                       6 Months      1 Year     3 Years     5 Years     10 Years     15 Years
                     ------------  ----------  ----------  ----------  -----------  -----------
INTERMEDIATE-TERM
 BOND FUND                 3.26%        8.56%       7.29%       5.43%        7.56%        8.90%
Lipper Short-
 Intermediate
 (1 to 5 year
 maturity) U.S.
 Government Funds
 Average2                  3.10         7.95        6.78        5.05         7.24         8.52
ACTIVELY MANAGED
 BOND FUND                 4.40        12.57        8.89        6.50         8.41         9.41
Lipper U.S.
 Government Bond
 Funds Average2            4.34        11.46        8.07        5.75         7.68         8.67
SHORT-TERM
 INVESTMENT FUND           2.45         5.07        4.96        4.28         5.32         6.35
Lipper Retail Money
 Funds Average             2.44         4.96        5.01        4.43         5.38         6.13

                 * The inception date for all fixed-income funds was January 1, 1983, or 15 1/4 years for the period ended March 31, 1998.

                 1. All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.
                 2. Lipper Analytical Services is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
                 ---------------------------------------------------------------

FINANCIAL STATEMENTS OF INVESTMENT FUNDS
             RSI RETIREMENT TRUST
                 Combined Statement of Assets and Liabilities     March 31, 1998
                 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $466,903,065)--Note 2 (A)                                $642,785,432
  Cash                                                        1,954,371
  Receivable for investments sold                             2,527,620
  Receivable for units sold                                     407,983
  Dividends and interest receivable                           2,193,177
  Other assets                                                   96,966
  Net gain on forward foreign currency
  contracts                                                     107,918
                                                           ------------
                                                            650,073,467
LIABILITIES:
  Payable for investments purchased            $6,305,056
  Options written, at value (premiums
  received $77,351)                                85,712
  Payable for units redeemed                      264,004
  Payable to investment managers                  270,188
  Accrued expenses                                519,936     7,444,896
                                               ----------  ------------
NET ASSETS--Note 5                                         $642,628,571
                                                           ------------
                                                           ------------

                 Combined Statement of Operations Six Months Ended March 31, 1998 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                   $ 8,815,914
    Dividends                                    2,269,077
                                               -----------
       Total Income                                         $ 11,084,991
  Expenses:
    Investment manager's fees--Note 3(A)         1,660,166
    Shareholder servicing fees and
    expenses--Note 3(B)                          1,319,083
    Custodian fees and expenses                    127,742
    Legal and auditing fees                         69,399
    Consultant fees                                 45,309
    Trustees' fees and expenses--Note 3(C)         104,541
    Other                                          223,489
                                               -----------
       Total Expenses                            3,549,729
       Less fees paid indirectly--Note 4           (41,632)
       Less expense reimbursement--Note 3(A)       (63,885)
       Net Expenses                                            3,444,212
                                                            ------------
INVESTMENT INCOME--NET                                         7,640,779
REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
  STOCK OPTIONS, AND FOREIGN CURRENCIES--Note
  4:
  Net realized gain (loss) on:
    Investments                                 44,187,617
    Options written                                 54,249
    Foreign currency transactions                  167,735
                                               -----------
                                                44,409,601
                                               -----------
  Unrealized appreciation (depreciation) on:
    Investments                                (10,908,134)
    Options written                                 21,166
    Foreign currency translations of other
    assets and liabilities                          73,417
                                               -----------
                                               (10,813,551)
                                               -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS, FOREIGN CURRENCIES AND STOCK
  OPTIONS                                                     33,596,050
                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                $ 41,236,829
                                                            ------------
                                                            ------------

                   See Notes to Financial Statements

                 Combined Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                    Six Months
                                                                       Ended       Year Ended
                                                                      3/31/98        9/30/97
                                                                    (Unaudited)     (Audited)
                                                                   -------------  -------------
OPERATIONS
  Investment income--net                                           $   7,640,779  $  16,104,518
  Net realized gain                                                   44,409,601     87,569,039
  Net unrealized appreciation                                        (10,813,551)    29,216,787
                                                                   -------------  -------------
  Net increase in net assets resulting from operations                41,236,829    132,890,344
                                                                   -------------  -------------
CAPITAL TRANSACTIONS--Note 5
  Value of units sold                                                 92,640,582    134,275,808
  Value of units redeemed                                           (133,324,896)  (277,141,568)
                                                                   -------------  -------------
  Net (decrease) in net assets resulting from capital
  transactions                                                       (40,684,314)  (142,865,760)
                                                                   -------------  -------------
  Net increase (decrease)                                                552,515     (9,975,416)
NET ASSETS at beginning of period                                    642,076,056    652,051,472
                                                                   -------------  -------------
NET ASSETS at end of period                                        $ 642,628,571  $ 642,076,056
                                                                   -------------  -------------
                                                                   -------------  -------------

                   See Notes to Financial Statements

CORE EQUITY FUND
Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                          Value
-----------                                    ------------
COMMON STOCKS                  95.1%
           AEROSPACE                    5.2%
    145,000 Allied Signal Inc.                 $  6,090,000
     40,700 Lockheed Martin Corp.                 4,578,750
                                               ------------
                                                 10,668,750
                                               ------------
           BANKING                      7.1%
     55,300 BankAmerica Corp.                     4,569,162
     32,788 Chase Manhattan Corp.                 4,422,282
     38,900 Citicorp                              5,523,800
                                               ------------
                                                 14,515,244
                                               ------------
           BUILDING PRODUCTS            4.3%
     90,500 Armstrong World
             Industries Inc.                      7,833,906
     22,000 Martin Marietta Materials               950,125
                                               ------------
                                                  8,784,031
                                               ------------
           CHEMICALS                    2.7%
     81,000 E.I. Du Pont De Nemours &
             Company                              5,508,000
                                               ------------
           COMPUTER SYSTEMS             6.0%
     89,500 EMC Corp.*                            3,384,218
     84,800 Hewlett Packard Corp.                 5,374,200
     34,000 International Business
             Machines Corp.                       3,531,750
                                               ------------
                                                 12,290,168
                                               ------------
           DRUG AND HEALTH CARE         9.5%
    164,500 Johnson & Johnson                    12,059,906
     57,800 Merck & Company, Inc.                 7,420,075
                                               ------------
                                                 19,479,981
                                               ------------
           ELECTRONICS AND
             ELECTRICAL                 9.7%
     38,100 Cisco Systems Inc.*                   2,605,088
        300 Dallas Semiconductor                     10,088
    115,300 Emerson Electric Company              7,516,118
      3,600 General Electric Corp.                  310,275
    122,500 Intel Corp.                           9,555,000
                                               ------------
                                                 19,996,569
                                               ------------
           ENERGY                      12.0%
     38,400 Amoco Corp.                           3,316,800
    120,400 Dresser Industries Inc.               5,786,725
    155,600 Royal Dutch Petroleum
             Company                              8,840,025
    113,800 Texaco Inc.                           6,856,450
                                               ------------
                                                 24,800,000
                                               ------------
           FINANCIAL SERVICES           7.8%
    170,000 Federal National Mortgage
             Association                         10,752,500
      2,000 Morgan (J.P.) & Company
             Inc.                                   268,625
     35,800 Sunamerica, Inc.                      1,713,925
     41,400 Sunamerica, Inc.
             Non-Voting Pfd.                      2,005,312

  Shares                                          Value
-----------                                    ------------
     22,100 Travelers Group, Inc.              $  1,326,000
                                               ------------
                                                 16,066,362
                                               ------------
           FOOD AND SERVICES            0.9%
     37,100 Dole Food Co.                         1,794,713
                                               ------------
           HOUSEHOLD PRODUCTS           0.9%
     20,900 Procter & Gamble Corp.                1,763,438
                                               ------------
           INSURANCE                    2.6%
     57,100 Allstate Corp.                        5,249,631
                                               ------------
           MACHINERY/GENERAL            0.1%
      6,700 Snap-On Tools Inc.                      305,688
                                               ------------
           MACHINERY AND ENGINEERING    3.3%
      7,500 Cincinnati Milacron Inc.                239,063
     29,700 Deere & Company                       1,839,544
     99,900 Ingersoll-Rand Corp.                  4,788,955
                                               ------------
                                                  6,867,562
                                               ------------
           MATERIALS AND SERVICES       0.1%
      1,000 Southdown Inc.                           69,688
                                               ------------
           METALS AND MINING            1.5%
      3,600 Aluminum Company of
             America                                247,725
     30,500 Potash Corp of
             Saskatchewan                         2,771,688
                                               ------------
                                                  3,019,413
                                               ------------
           MULTI INDUSTRY               0.4%
     19,100 Philip Morris Companies
             Inc.                                   796,231
                                               ------------
           OFFICE AND BUSINESS
             EQUIPMENT                  4.7%
     91,000 Xerox Corp.                           9,685,813
                                               ------------
           PHARMACEUTICALS              3.5%
     71,800 Pfizer Inc.                           7,157,563
                                               ------------
           RETAIL                       0.1%
        900 Tiffany & Co.                            43,819
                                               ------------
           SOFTWARE                     4.8%
     26,800 Cadence Design Systems
             Inc.*                                  927,950
     72,375 Computer Associates
             International, Inc.                  4,179,655
      1,000 Hyperion Software                        44,125
    149,300 Oracle Systems Corp.*                 4,712,281
      1,600 Sterling Commerce                        74,200
                                               ------------
                                                  9,938,211
                                               ------------
           TELECOMMUNICATIONS           7.9%
    117,700 GTE Corp.                             7,047,288
     51,741 Lucent Technologies, Inc.             6,616,380
     42,000 Tellabs Inc.*                         2,819,250
                                               ------------
                                                 16,482,918
                                               ------------
Total Common and Preferred Stocks (Cost
$63,744,010)                                   $195,283,793
                                               ------------

See Notes to Financial Statements      11

Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                            Value
-----------                                    ------------
              SHORT TERM INVESTMENTS
           REPURCHASE AGREEMENT         4.8%
$ 9,931,574 Bear Stearns & Co. Inc.
             Dated 3/31/1998 5.80%
             Due 4/1/98
             collateralized by
             $41,350,000 United
             States Treasury Strips
             Due 8/15/2021 (Value
             $10,130,750)                      $  9,931,574
                                               ------------

                                    Expiration Date
# of                                       /
Contracts                            Strike Price
---------                           ---------------
         LONG PUT OPTIONS
   20    S&P 500                    May 1998 / 1040
Total Options (premiums paid $24,520)                              $     22,000
                                                                   ------------
Total Investments (Cost $73,700,104)                        100.0% $205,237,367
                                                              ---  ------------

                                    Expiration Date
# of                                       /
Contracts                            Strike Price                     Value
---------                           ---------------                ------------
   WRITTEN COVERED CALL OPTIONS
   20    Allstate Corp.             Jul 1998 / 100                 $     (6,250)
         Federal National Mortgage
   30      Assoc.                   Jun 1998 / 65                        (7,687)
   30    Intel Corp.                Jul 1998 / 95                        (3,750)
   10    Intel Corp.                Jul 1998 / 100                         (750)
    3    Intel Corp.                Jan 1999 / 100                       (1,200)
   25    Johnson & Johnson Corp.    Jul 1998 / 70                       (15,000)
   20    Merck & Co.                Jul 1998 / 130                      (15,750)
   20    JP Morgan                  Jun 1998 / 130                      (22,000)
   10    Pfizer Corp.               Sep 1998 / 95                       (13,250)
                                                                   ------------
Total written call options (premiums received $75,955)             $    (85,637)
                                                                   ------------
Other Assets, Less Liabilities                                0.1%      165,991
                                                              ---  ------------
Net Assets                                                  100.0% $205,317,721
                                                              ---  ------------
                                                              ---  ------------

*Denotes non-income producing security.

See Notes to Financial Statements      12

                 Statement of Assets and Liabilities  March 31, 1998 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $73,700,104)--Note 2(A)                                $205,237,367
  Receivable for investments sold                              84,687
  Receivable for units sold                                   117,950
  Dividends and interest receivable                           162,090
  Other assets                                                 14,697
                                                         ------------
                                                          205,616,791
LIABILITIES:
  Payable for units redeemed                   $ 35,409
  Options written, at value (premiums
  received $79,755)                              85,637
  Payable to investment managers                 89,846
  Accrued expenses                               88,178       299,070
                                               --------  ------------
NET ASSETS at value, applicable to 2,349,879
  outstanding units of
  beneficial interest--Note 5                            $205,317,721
                                                         ------------
                                                         ------------
NET ASSET VALUE offering and redemption price
  per unit
  ($205,317,721 divided by 2,349,879 units)              $      87.37
                                                         ------------
                                                         ------------

                 Statement of Operations         Six Months Ended March 31, 1998
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends                                  $ 1,465,654
    Interest                                        77,661
                                               -----------
       Total Income                                         $  1,543,315
  Expenses:
    Investment manager's fees--Note 3(A)           521,326
    Shareholder servicing fees and
    expenses--Note 3(B)                            323,576
    Custodian fees and expenses                     17,739
    Legal and auditing fees                         10,478
    Consultant fees                                  6,495
    Trustees' fees and expenses--Note 3(C)          13,145
    Other                                           17,437
                                               -----------
       Total Expenses                                            910,196
                                                            ------------
INVESTMENT INCOME--NET                                           633,119
REALIZED AND UNREALIZED GAIN (LOSS)--Note 4:
  Net realized gain on:
    Investments                                 31,258,586
    Options written                                 25,437
                                               -----------
                                                31,284,023
                                               -----------
  Unrealized (depreciation) on:
    Investments                                 (4,484,735)
    Options written                                 (9,683)
                                               -----------
                                                (4,494,418)
                                               -----------
NET REALIZED AND UNREALIZED GAIN                              26,789,605
                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                $ 27,422,724
                                                            ------------
                                                            ------------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                      Six Months
                                                                        Ended       Year Ended
                                                                       3/31/98       9/30/97
                                                                     (Unaudited)    (Audited)
                                                                     ------------  ------------
OPERATIONS:
  Investment income--net                                             $    633,119  $  2,030,012
  Net realized gain                                                    31,284,023    45,193,447
  Net unrealized appreciation (depreciation)                           (4,494,418)   19,327,785
                                                                     ------------  ------------
  Net increase in net assets resulting from operations                 27,422,724    66,551,244
                                                                     ------------  ------------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                  13,341,210    25,795,510
  Value of units redeemed                                             (47,719,635)  (97,429,664)
                                                                     ------------  ------------
  Net (decrease) in net assets resulting from capital transactions    (34,378,425)  (71,634,154)
                                                                     ------------  ------------
  Net (decrease)                                                       (6,955,701)   (5,082,910)
NET ASSETS at beginning of period                                     212,273,422   217,356,332
                                                                     ------------  ------------
NET ASSETS at end of period                                          $205,317,721  $212,273,422
                                                                     ------------  ------------
                                                                     ------------  ------------

                   See Notes to Financial Statements

VALUE EQUITY FUND
Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                          Value
-----------                                    ------------

 COMMON STOCKS                 90.9%
           AEROSPACE                    2.6%
     21,000 Allied Signal Inc.                 $    882,000
      7,000 Lockheed Martin Corp.                   787,500
      3,300 United Technologies Corp.               304,631
                                               ------------
                                                  1,974,131
                                               ------------
           AUTOMOBILES                  2.6%
     21,400 Chrysler Corp.                          889,437
     17,600 Ford Motor Co.                        1,140,700
                                               ------------
                                                  2,030,137
                                               ------------
           AUTOMOTIVE PRODUCTS          0.6%
      5,700 Goodyear Tire                           431,775
                                               ------------
           BANKING                      8.1%
      2,800 Banc One Corp.                          177,100
      8,000 BankAmerica Corp.                       661,000
     15,400 Chase Manhattan Corp.                 2,077,075
      5,000 Citicorp                                710,000
     26,100 Mellon Bank Corp.                     1,657,350
     16,400 Royal Bank of Canada                    969,650
                                               ------------
                                                  6,252,175
                                               ------------
           BUSINESS AND PUBLIC
             SERVICES                   0.4%
      8,000 US Filter Corp.                         281,000
                                               ------------
           COMPUTER SYSTEMS             5.3%
     41,700 EMC Corp.*                            1,576,780
     16,000 International Business
             Machines Corp.                       1,662,000
     20,400 Sun Microsystems Inc.*                  850,425
                                               ------------
                                                  4,089,205
                                               ------------
           CONSUMER GOODS AND
             SERVICES                   1.4%
     21,900 Maytag Corporation                    1,047,093
                                               ------------
           DRUG AND HEALTH CARE         7.1%
     18,760 Amgen*                                1,142,015
     21,400 Bristol-Myers Squibb
             Company                              2,232,288
      9,700 Manor Care Inc.                         358,900
     10,500 Mylan Laboratories                      241,500
     41,475 Tenet Healthcare
             Corporation*                         1,506,061
                                               ------------
                                                  5,480,764
                                               ------------
           ELECTRONICS AND
             ELECTRICAL                 2.5%
     10,000 Berg Electronics Corp.*                 256,875
     13,000 Dallas Semiconductor                    437,125
     11,900 Intel Corp.                             928,200
     15,900 Kemet Corp.*                            292,163
                                               ------------
                                                  1,914,363
                                               ------------

  Shares                                          Value
-----------                                    ------------
           ENERGY                      11.3%
     13,800 British Petroleum                  $  1,187,662
     27,600 Burlington Resources                  1,323,075
     28,400 Diamond Offshore Drilling             1,288,650
     17,900 Dresser Industries Inc.                 860,319
      2,000 Enron Oil & Gas Co.                      45,875
      7,700 Halliburton Co.                         386,444
      2,500 Mobil Corp.                             191,563
     26,700 Noble Drilling Corp.                    816,019
      4,500 Schlumberger, Ltd.                      340,875
      3,100 Texaco Inc.                             186,775
     33,200 Tosco Corporation                     1,170,300
      3,200 Ultramar Diamond Shamrock               112,800
     33,100 Union Pacific Resources                 790,263
                                               ------------
                                                  8,700,620
                                               ------------
           ENTERTAINMENT                1.0%
     24,300 Carmike Cinemas*                        780,638
                                               ------------
           FINANCIAL SERVICES           9.7%
      9,900 Federal National Mortgage
             Association                            626,175
     10,600 Merrill Lynch & Co.                     879,800
     13,900 Morgan Stanley Dean
             Witter                               1,012,963
     12,400 Nationsbank Corp.                       904,425
      7,250 Sunamerica, Inc.                        347,094
     32,100 Sunamerica, Inc.
             Non-Voting Pfd.                      1,554,844
     23,850 Travelers Group, Inc.                 1,431,000
      9,800 Washington Mutual                       702,538
                                               ------------
                                                  7,458,839
                                               ------------
           FOOD AND SERVICES            0.4%
      6,200 Dole Food Co.                           299,925
                                               ------------
           FOREST PRODUCTS AND PAPER    0.2%
      5,000 Mead Corp.                              179,063
                                               ------------
           INSURANCE                    1.8%
     14,200 Allstate Corp.                        1,305,513
      2,500 Hartford Life                           116,405
                                               ------------
                                                  1,421,918
                                               ------------
           MACHINERY / GENERAL          0.4%
      6,000 Snap-On Tools Inc.                      273,750
                                               ------------
           MACHINERY AND ENGINEERING    1.3%
     13,600 Cincinnati Milacron Inc.                433,500
      8,900 Deere & Company                         551,244
                                               ------------
                                                    984,744
                                               ------------
           MATERIALS AND SERVICES       5.5%
     11,400 Federal Express Corp.*                  810,825
      2,500 MS Carriers*                             84,062
     19,100 Medusa Corporation                    1,167,488

See Notes to Financial Statements      15

Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                          Value
-----------                                    ------------
     17,700 Southdown Inc.                     $  1,233,469
     37,600 Werner Enterprises Inc.                 963,500
                                               ------------
                                                  4,259,344
                                               ------------
           MEDICAL SERVICES AND
             DRUGS                      3.1%
     28,800 Beverly Enterprises, Inc.               383,400
    101,000 Health & Retirement Prop.
             Trust                                2,032,625
                                               ------------
                                                  2,416,025
                                               ------------
           METALS AND MINING            1.6%
     10,100 Aluminum Company of
             America                                695,005
      2,000 Phelps Dodge Corp.                      129,125
      4,300 Potash Corp of
             Saskatchewan                           390,763
                                               ------------
                                                  1,214,893
                                               ------------
           MULTI INDUSTRY               0.8%
     15,400 Philip Morris Companies
             Inc.                                   641,987
                                               ------------
           OFFICE AND BUSINESS
             EQUIPMENT                  2.1%
     36,100 Lexmark Intl Group
             Inc--Cl A*                           1,629,012
                                               ------------
           RETAIL                       4.0%
     20,600 Federated Department
             Stores*                              1,067,337
     38,000 KMart Corporation                       634,125
     21,700 KMart Finan. Non-Voting
             Conv. Prf.                           1,361,675
                                               ------------
                                                  3,063,137
                                               ------------
           SOFTWARE                     1.1%
     12,600 Cadence Design Systems
             Inc.*                                  436,276
      6,600 Computer Associates
             International, Inc.                    381,150
                                               ------------
                                                    817,426
                                               ------------
           TECHNOLOGY                   0.4%
      7,900 Applied Materials, Inc.*                278,475
                                               ------------
           TELECOMMUNICATIONS           9.2%
     30,500 ADC Telecommunications*                 838,750
     16,600 Bell Atlantic Corp.                   1,701,500
     29,600 DSC Communications                      536,500
     27,000 GTE Corp.                             1,616,625
     11,400 SBC Communications                      497,325
     35,300 U S West Inc.*                        1,932,675
                                               ------------
                                                  7,123,375
                                               ------------
           TRANSPORTATION               0.5%
      5,600 FDX Corp.                               398,300
                                               ------------
  Shares                                          Value
-----------                                    ------------

           UTILITIES                    5.9%
     16,300 Cinergy Corp.                      $    603,100
     15,600 Duke Power Co.                          929,175
     12,000 Nicor Inc.                              507,000
     14,400 Peoples Energy Corp.                    523,800
     28,600 US West Media Group                     993,850
     40,900 Washington Water Power
             Company                              1,002,050
                                               ------------
                                                  4,558,975
                                               ------------
Total Common and Preferred Stocks (Cost
$55,408,747)                                   $ 70,001,089
                                               ------------
Principal
Amount
-----------
SHORT TERM INVESTMENTS
           REPURCHASE AGREEMENT        10.0%
$ 7,723,294 Bear Stearns & Co. Inc.
             Dated 3/31/1998 5.80%
             Due 4/1/98
             Collateralized by
             $15,522,000 United
             States Treasury Strips
             Due 2/15/2022 (Value
             $3,686,475) and United
             States Treasury Strips
             Due 2/15/1999 (Value
             $1,124,316) and United
             States Treasury Strips
             Due 11/15/1998 (Value
             $671,959) and United
             States Treasury Strips
             Due 5/15/2008 (Value
             $2,396,815)                       $  7,723,294
                                               ------------

  # of                              Expiration Date
Contracts                           / Strike Price
---------                           ---------------
                               LONG PUT OPTIONS
    3    S&P 500                    Apr 1998 / 1060                       2,250
    3    S&P 500                    Apr 1998 / 980                          600
    5    S&P 500                    May 1998 / 1100                      15,250
    1    S&P 500                    Sep 1998 / 1050                       3,612
                                                                   ------------
Total long put options (premiums paid $34,150)                     $     21,712
                                                                   ------------
Total Investments (Cost $63,166,190)                        100.9% $ 77,746,095
                                                                   ------------
           WRITTEN COVERED CALL OPTIONS
    2    Intel Corp.                Apr 1998 / 85                           (63)
    2    Intel Corp.                Apr 1998 / 90                           (12)
                                                                   ------------
Total written call options (premiums received $1,596)              $        (75)
                                                                   ------------
Liabilities, net of other assets                             -0.9%     (688,807)
                                                            -----  ------------
Net Assets                                                  100.0% $ 77,057,213
                                                            -----  ------------
                                                            -----  ------------

*Denotes non-income producing security.

See Notes to Financial Statements      16

                 Statement of Assets and Liabilities  March 31, 1998 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $63,166,190)--Note 2(A)                                             $77,746,095
  Receivable for investments sold                                         282,722
  Receivable for units sold                                                77,280
  Dividends and interest receivable                                        90,249
  Other assets                                                             24,518
                                                                      -----------
                                                                       78,220,864
LIABILITIES:
  Payable for investments purchased                       $1,065,832
  Options written, at value (premiums received $1,596)            75
  Payable for units redeemed                                  14,124
  Payable to investment managers                              23,682
  Accrued expenses                                            59,938    1,163,651
                                                          ----------  -----------
NET ASSETS at value, applicable to 1,196,279 outstanding
  units of
  beneficial interest--Note 5                                         $77,057,213
                                                                      -----------
                                                                      -----------
NET ASSET VALUE offering and redemption price per unit
  ($77,057,213 divided by 1,196,279 units)                            $     64.41
                                                                      -----------
                                                                      -----------

                 Statement of Operations         Six Months Ended March 31, 1998
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends                                             $  584,579
    Interest                                                  36,813
                                                          ----------
       Total Income                                                   $  621,392
  Expenses:
    Investment manager's fees--Note 3(A)                     126,080
    Shareholder servicing fees and expenses--Note 3(B)       158,938
    Custodian fees and expenses                               20,637
    Legal and auditing fees                                    9,413
    Consultant fees                                            6,584
    Trustees' fees and expenses--Note 3(C)                    13,176
    Other                                                     28,894
                                                          ----------
       Total Expenses                                        363,722
       Less fees paid indirectly--Note 4                      (2,357)
                                                          ----------
       Net Expenses                                                      361,365
                                                                      ----------
INVESTMENT INCOME--NET                                                   260,027
REALIZED AND UNREALIZED GAIN (LOSS)--Note 4:
  Net realized gain (loss) on:
    Investments                                            6,174,542
    Options written                                           28,812
                                                          ----------
                                                           6,203,354
                                                          ----------
  Unrealized appreciation on:
    Investments                                              930,518
    Options written                                           30,849
                                                          ----------
                                                             961,367
                                                          ----------
NET REALIZED AND UNREALIZED GAIN                                       7,164,721
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $7,424,748
                                                                      ----------
                                                                      ----------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                    Six Months
                                                       Ended      Year Ended
                                                      3/31/98      9/30/97
                                                    (Unaudited)   (Audited)
                                                    -----------  ------------
OPERATIONS:
  Investment income--net                            $   260,027  $    714,434
  Net realized gain                                   6,203,354    16,009,624
  Net unrealized appreciation                           961,367     4,183,788
                                                    -----------  ------------
  Net increase in net assets resulting from
  operations                                          7,424,748    20,907,846
                                                    -----------  ------------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                17,035,969    11,173,465
  Value of units redeemed                            (7,792,576)  (23,923,187)
                                                    -----------  ------------
  Net increase (decrease) in net assets resulting
  from capital transactions                           9,243,393   (12,749,722)
                                                    -----------  ------------
  Net increase                                       16,668,141     8,158,124
NET ASSETS at beginning of period                    60,389,072    52,230,948
                                                    -----------  ------------
NET ASSETS at end of period                         $77,057,213  $ 60,389,072
                                                    -----------  ------------
                                                    -----------  ------------

                   See Notes to Financial Statements

EMERGING GROWTH EQUITY FUND
Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                        Value
----------                                   -----------
COMMON STOCKS                 93.3%
          APPAREL AND TEXTILE         2.5%
    77,800 Ashworth, Inc.                    $ 1,317,737
     9,500 DM Management Co.                     197,125
    21,300 Dress Barn*                           609,713
                                             -----------
                                               2,124,575
                                             -----------
          AUTOMOTIVE PRODUCTS         2.0%
    14,500 Copart Inc.*                          241,062
    44,000 Delco Remy International,
            Inc.                                 668,250
     9,900 SPX Inc.                              755,494
                                             -----------
                                               1,664,806
                                             -----------
          BROADCASTING AND
            PUBLISHING                1.0%
    20,100 Metro Networks, Inc*                  844,200
                                             -----------
          BUILDING AND CONSTRUCTION   1.9%
    19,900 Comfort Systems USA, Inc.             430,338
    40,700 Dycom Industries, Inc.*             1,142,143
                                             -----------
                                               1,572,481
                                             -----------
          BUSINESS AND PUBLIC
            SERVICES                 12.7%
     8,000 Advo Systems Inc.*                    221,000
    34,700 Americredit Corp.*                    954,250
     3,000 Corporate Family
            Solutions                             78,000
    20,000 Cotelligent Group Inc.*               592,500
    20,900 Consolidation Capital
            Corp.                                522,500
    21,600 Daisytek Intl Corp.                   521,100
    24,100 Dollar Thrifty Automotive
            Gp.                                  542,250
    22,900 Edutrek Int'l Inc A*                  486,625
    15,000 Gilman & Ciocia Inc.                  193,125
    50,000 Hospitality World Wide
            Services*                            490,625
    15,100 Imnet Systems, Inc.                   337,863
    17,600 Lasalle Partners Inc.*                572,000
    15,400 Medallion Financial Corp.             413,875
    41,800 MetroCall, Inc.                       289,988
    28,300 Sirron Capital Corp.                  850,769
    27,200 Smart Talk                            867,000
    20,000 Telxon Corp.                          527,500
    56,700 Twinlab Corp.                       2,292,806
                                             -----------
                                              10,753,776
                                             -----------
          COMMERCIAL SERVICES         7.6%
    27,000 AHL Services, Inc.*                   867,375
    10,800 Applied Graphics
            Technologies*                        519,075
    17,000 Axent Technology                      516,375
    24,700 Lason Holdings Inc.*                  913,900
    12,000 Mail-Well, Inc.*                      454,500
    43,150 NFO Worldwide, Inc.*                  906,150
    43,300 Profit Recovery Group
            Intl.*                               925,538

  Shares                                        Value
----------                                   -----------
    17,000 Service Experts                   $   534,437
    25,500 Superior Services Inc.*               795,281
                                             -----------
                                               6,432,631
                                             -----------
          CONSUMER GOODS AND
            SERVICES                  1.4%
    21,000 Central Garden & Pet*                 819,000
     9,300 Quicksilver, Inc.*                    332,475
                                             -----------
                                               1,151,475
                                             -----------
          ELECTRONICS AND
            ELECTRICAL                5.8%
    40,400 AeroFlex Inc.                         535,300
     8,400 Artisan Components                    150,150
    15,050 Burr-Brown Corp.*                     372,487
    15,000 Diamond Multimedia                    221,250
    44,000 Endosonics Corp.*                     451,000
    23,900 General Cable Corp.*                1,084,463
    23,200 Integrated Electrica                  461,100
     8,800 PMC Sierra, Inc.*                     334,400
     9,800 Qlogic Corp.*                         347,900
    28,000 Sipex Corporation*                    917,000
                                             -----------
                                               4,875,050
                                             -----------
          ENERGY                      1.2%
    17,400 Basin Exploration Inc.*               358,875
    28,800 Tom Brown Inc.*                       644,400
                                             -----------
                                               1,003,275
                                             -----------
          ENTERTAINMENT               0.6%
    14,200 Action Performance Co,
            Inc.*                                497,000
                                             -----------
          FINANCIAL SERVICES          0.9%
    47,000 Headlands Mortgage Co.                790,188
                                             -----------
          FOOD AND SERVICES           2.6%
    35,000 Apple South Inc.                      511,875
    35,000 Buffets Inc.                          479,063
    17,490 CKE Restaurants, Inc.                 642,757
    25,300 Dreyer's Grand Ice Cream,
            Inc.                                 543,950
                                             -----------
                                               2,177,645
                                             -----------
          INSURANCE                   1.8%
    16,700 Amerin Corp.*                         501,000
    40,000 Century Business Services             707,500
     9,600 Inspire Insurance
            Solutions                            319,200
                                             -----------
                                               1,527,700
                                             -----------
          MACHINERY AND ENGINEERING   1.2%
    20,000 Kuhlman Corp                          973,750
                                             -----------
          MATERIALS AND SERVICES      1.2%
    30,100 MS Carriers*                        1,012,113
                                             -----------

See Notes to Financial Statements      19

Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                        Value
----------                                   -----------
          MEDICAL SERVICES AND
            DRUGS                    17.5%
    22,600 ABR Information Services,
            Inc.*                            $   629,975
    12,700 Advanced Paradigm, Inc.*              503,238
    21,400 ArQule, Inc.                          476,150
    15,700 Assisted Living Concepts
            Inc.*                                339,512
    26,000 Cooper Companies Inc*               1,103,375
    88,900 Coventy Corp.                       1,422,400
    36,300 Healthcare Recoveries,
            Inc.*                                839,437
    27,700 Intensiva Healthcare*                 224,198
    15,000 Lifecore Biomedical, Inc.             346,875
    12,500 Medicis Pharmaceutical
            Class A*                             545,313
    53,300 Novacare, Inc.*                       792,837
    36,800 PHP Healthcare Corp.                  607,200
    22,200 Perclose, Inc.*                       621,600
    12,200 Pharmacyclic Inc.                     350,750
    14,200 Province Healthcare                   372,750
    18,950 Renal Care Group Inc.*                716,546
    23,700 Res Care, Inc.*                       875,419
    93,100 Royavac Corp.                       2,193,667
    15,000 Sangstat Medical Corp.*               478,125
    14,800 Ventana Medical Systems               392,200
     9,100 Vertex Pharmaceuticals,
            Inc.*                                288,925
    27,000 Visx, Inc.                            675,000
                                             -----------
                                              14,795,492
                                             -----------
          PRINTING                    1.9%
    28,000 Consolidated Graphics,
            Inc.*                              1,620,500
                                             -----------
          REAL ESTATE                 3.5%
    30,600 Brandywine Realty Trust               728,663
    51,100 Fairfield Communities*              1,127,393
    38,400 Trammell Crow Co.                   1,094,400
                                             -----------
                                               2,950,456
                                             -----------
          RETAIL                      8.3%
    28,600 American Eagle
            Outfitter's Inc.*                  1,258,400
    22,100 Delia's Inc.*                         524,875
    30,000 Eagle Hardware & Garden*              528,750
    26,900 Kenneth Cole                          541,362
    25,000 Let's Talk Cellular &
            Wireless                             446,875
    28,000 Stage Stores Inc.*                  1,435,000
    19,500 The Buckle, Inc.                      977,437
    22,700 The Wet Seal Inc. Class A             859,763
    26,400 Value City Department
            Stores, Inc.                         447,150
                                             -----------
                                               7,019,612
                                             -----------
          SOFTWARE                   14.8%
    25,800 3DFX Interactive, Inc.                725,625
  Shares                                        Value
----------                                   -----------
    23,100 Advantage Learning
            Systems*                         $   786,844
    41,300 Ardent Software Inc.                  583,363
    17,950 Computer Learning
            Centers*                             300,663
    20,400 Concord Communications
            Inc.                                 530,400
    22,400 Corsair Communications
            Inc.                                 420,000
    21,700 Dataworks Corp.                       566,913
     9,600 Insight Enterprises,
            Inc.*                                385,200
    20,000 Omtool Ltd.                           277,500
    93,400 Platinum Software*                  2,159,876
    30,000 Pomeroy Computer
            Resources*                           705,000
    70,400 Quadramed Corp.                     2,332,000
    28,600 RWD Technologies Inc*                 765,050
     6,800 Radisys Corp.*                        169,575
    25,900 Rogue Wave Software                   388,500
     9,000 STB Systems, Inc.*                    178,875
    20,300 Structural Dynamics
            Research*                            504,962
    50,000 Xircom, Inc.                          690,625
                                             -----------
                                              12,470,971
                                             -----------
          TELECOMMUNICATIONS          0.3%
     9,975 Level One Communications*             233,166
                                             -----------
          TRANSPORTATION              2.7%
    18,900 Allied Holdings Inc.*                 378,000
    14,600 Atlantic Coast Airlines
            Inc.*                                697,150
    22,100 Knight Transport, Inc.*               679,575
    55,000 Mesa Air Group, Inc.                  501,875
                                             -----------
                                               2,256,600
                                             -----------
Total Common Stocks (Cost
$60,923,785)                                 $78,747,462
                                             -----------
Principal
Amount
----------
SHORT TERM INVESTMENTS
          REPURCHASE AGREEMENTS       9.4%
$7,893,452 Bear Stearns & Co. Inc.
            Dated 3/31/1998 5.80%
            Due 4/1/98
            Collateralized by
            $22,035,000 United
            States Treasury Strips
            Due 11/15/2020 (Value
            $5,902,719) and
            8,775,000 United States
            Treasury Bonds due
            8/15/2021 (Value
            $2,149,875)                      $ 7,893,452
                                             -----------
Total Investments (Cost
$68,817,237)                         102.7%  $86,640,914
Other Assets, Less Liabilities       (2.7%)   (2,284,107)
                                     -----   -----------
Net Assets                           100.0%  $84,356,807
                                     -----   -----------
                                     -----   -----------

*Denotes non-income producing security.

See Notes to Financial Statements      20

                 Statement of Assets and Liabilities  March 31, 1998 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $68,817,237)--Note 2(A)                                             $86,640,914
  Receivable for investments sold                                       1,752,444
  Receivable for units sold                                               123,112
  Dividends and interest receivable                                        77,362
  Other assets                                                              6,549
                                                                      -----------
                                                                       88,600,381
LIABILITIES:
  Payable for investments purchased                       $4,036,575
  Payable for units redeemed                                  54,902
  Payable to investment managers                              68,618
  Accrued expenses                                            83,479    4,243,574
                                                          ----------  -----------
NET ASSETS at value, applicable to 1,036,723 outstanding
  units of beneficial interest--Note 5                                $84,356,807
                                                                      -----------
                                                                      -----------
NET ASSET VALUE offering and redemption price per unit
  ($84,356,807 divided by 1,036,723 units)                            $     81.37
                                                                      -----------
                                                                      -----------

                 Statement of Operations         Six Months Ended March 31, 1998
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends                                             $   72,670
    Interest                                                 266,705
                                                          ----------
       Total Income                                                   $  339,375
  Expenses:
    Investment manager's fees--Note 3(A)                     478,035
    Shareholder servicing fees and expenses--Note 3(B)       224,236
    Custodian fees and expenses                               25,645
    Legal and auditing fees                                   10,726
    Consultant fees                                            6,496
    Trustees' fees and expenses--Note 3(C)                    25,640
    Other                                                     33,972
                                                          ----------
       Total expenses                                        804,750
                                                          ----------
       Less fees paid indirectly--Note 4                     (29,275)
                                                          ----------
       Net Expenses                                                      775,475
                                                                      ----------
INVESTMENT (LOSS)--NET                                                  (436,100)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note
  4:
  Net realized gain on investments                         4,165,134
  Unrealized (depreciation) on investments                (7,406,677)
                                                          ----------
NET REALIZED GAIN AND UNREALIZED (LOSS) ON INVESTMENTS                (3,241,543)
                                                                      ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(3,677,643)
                                                                      ----------
                                                                      ----------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                       Six Months
                                                                          Ended     Year Ended
                                                                         3/31/98      9/30/97
                                                                       (Unaudited)   (Audited)
                                                                       -----------  -----------
OPERATIONS:
  Investment (loss)--net                                               $  (436,100) $(1,179,968)
  Net realized gain on investments                                       4,165,134   20,339,766
  Net unrealized appreciation (depreciation)                            (7,406,677)   1,076,088
                                                                       -----------  -----------
  Net increase (decrease) in net assets resulting from operations       (3,677,643)  20,235,886
                                                                       -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                    6,757,926   15,421,504
  Value of units redeemed                                              (10,312,134) (36,204,646)
                                                                       -----------  -----------
  Net (decrease) in net assets resulting from capital transactions      (3,554,208) (20,783,142)
                                                                       -----------  -----------
  Net (decrease)                                                        (7,231,851)    (547,256)
NET ASSETS at beginning of period                                       91,588,658   92,135,914
                                                                       -----------  -----------
NET ASSETS at end of period                                            $84,356,807  $91,588,658
                                                                       -----------  -----------
                                                                       -----------  -----------

                   See Notes to Financial Statements

INTERNATIONAL EQUITY FUND
Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

 Shares                                                     Value
---------                                                -----------

         COMMON STOCKS                   94.7%
          AUTOMOBILES                             3.7%
     310  Bayerische Motoren Werke AG                    $   349,001
  11,000  Bridgestone Corp.                                  249,117
  18,000  Suzuki Motor Corp.                                 168,728
   8,000  Toyota Motor Corp.                                 212,972
  16,680  Volvo AB Series B                                  531,015
                                                         -----------
                                                           1,510,833
                                                         -----------
          BANKING                                12.2%
   5,720  Banco Popular Esp                                  555,204
  24,000  Bank of Tokyo-Mitsubishi Bank                      291,561
  18,450  Barclays Plc Ord                                   553,045
   6,700  Credit Commercial de France                        550,433
   3,260  Credit Suisse Group                                652,221
  16,090  HSBC Holdings UK                                   524,875
  29,000  Hang Seng Bank                                     283,524
  21,000  Malayan Banking Bhd                                 80,771
  67,690  Nordbanken AB                                      448,769
  20,678  Overseas Chinese Bank                              116,519
  36,698  Standard Chartered Plc                             531,888
  12,000  Sumitomo Trust & Bank                               77,480
  78,000  Thai Farmer's Bank                                 193,760
  28,900  Westpac Banking Corp.                              193,952
                                                         -----------
                                                           5,054,002
                                                         -----------
          BROADCASTING AND PUBLISHING             2.0%
   1,690  Canal Plus                                         316,960
  17,340  Flextech Ord*                                      156,512
   2,390  Wolters Kluwer CVA                                 341,646
                                                         -----------
                                                             815,118
                                                         -----------
          BUILDING PRODUCTS                       0.4%
  58,800  Pioneer International                              169,622
                                                         -----------
          BUSINESS AND PUBLIC SERVICES            5.7%
   7,000  Asatsu Inc.                                        122,834
  12,000  Canon Inc.                                         270,864
   7,934  Getronics NV                                       340,625
  16,742  Logica                                             459,793
   1,180  SAP AG Non Voting Preferred                        503,434
   5,000  Secom Company                                      305,584
  10,430  Securitas AB                                       354,875
                                                         -----------
                                                           2,358,009
                                                         -----------
          CHEMICALS                               3.8%
   2,500  Akzo Nobel NV*                                     507,873
  37,000  Asahi Chemical Industries                          138,177
     300  Clariant AG                                        323,716
   2,200  Novo-Nordisk AS                                    374,489

 Shares                                                     Value
---------                                                -----------
  12,000  Shin-etsu Chemical Co.                         $   237,568
                                                         -----------
                                                           1,581,823
                                                         -----------
          COMMERCIAL SERVICES                     0.4%
  35,300  Mayne Nickless Ltd.                                182,593
                                                         -----------
          CONSTRUCTION AND HOUSING                0.5%
  38,000  Kajima Corp.                                       128,233
  11,000  Sekisui House                                       89,913
                                                         -----------
                                                             218,146
                                                         -----------
          CONSUMER GOODS AND SERVICES             2.4%
   1,470  Accor SA                                           377,247
   3,100  Cap Gemini SA                                      364,254
   3,100  Cap Gemini SA-Rights*                                9,582
   6,000  Fuji Photo Film                                    223,170
                                                         -----------
                                                             974,253
                                                         -----------
          ELECTRONICS AND ELECTRICAL             11.3%
   3,855  ASM Lithography                                    356,158
   2,390  Alcatel Alsthom                                    448,631
  12,090  Ericsson Tel                                       574,688
  69,803  General Cable Corp.*                               197,548
  49,743  General Electric Corp.                             394,007
  30,000  Hitachi Ltd.                                       218,221
  17,000  Matsushita Electric Industrial Corp.               272,814
   6,000  Matsushita Electric Works                           58,942
   5,380  Nokia AB                                           577,542
   7,380  Philips Electronics                                541,638
   3,000  Rohm Co.                                           274,463
   4,940  SGS-Thomson Micro*                                 388,220
   4,500  Sony Corp.                                         381,324
                                                         -----------
                                                           4,684,196
                                                         -----------
          ENERGY                                  4.4%
  27,430  British Petroleum                                  395,953
 196,320  Centrica Plc Ord                                   369,852
  66,660  Lasmo Ord                                          308,096
  81,400  Oil Search Limited                                 144,129
   4,810  Total                                              577,603
                                                         -----------
                                                           1,795,633
                                                         -----------
          FINANCIAL SERVICES                      4.3%
  75,300  Femsa                                              543,678
  33,900  Grupo Fin Bancomer
            ADR Repr. 20 Shs.                                405,949
   9,806  ING Groep NV                                       556,465
  23,000  Nomura Securities Co. Ltd.                         270,789
                                                         -----------
                                                           1,776,881
                                                         -----------
          FOOD AND SERVICES                       2.5%
 117,000  Goodman Fielder Lt                                 182,024

See Notes to Financial Statements      23

Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

 Shares                                                     Value
---------                                                -----------
  29,387  Grand Metropolitan                             $   345,963
     270  Nestle SA                                          515,919
                                                         -----------
                                                           1,043,906
                                                         -----------
          HEALTH AND PERSONAL CARE                8.0%
  18,870  Astra AB-A Shares                                  389,474
  16,200  Glaxo Wellcome                                     435,955
     375  Novartis AG                                        663,668
      35  Roche Holding AG                                   378,817
  14,000  Sankyo Company                                     388,448
  53,640  Smithkline Beecham                                 678,183
   6,000  Yamanouchi Pharm                                   137,682
   5,795  Zeneca Plc                                         249,789
                                                         -----------
                                                           3,322,016
                                                         -----------
          INDUSTRIAL COMPONENTS                   1.9%
  33,069  BICC                                                81,958
  18,000  NSK                                                 70,866
  18,000  Sumitomo Electric Industries                       232,169
   4,587  Valeo                                              403,494
                                                         -----------
                                                             788,487
                                                         -----------
          INSURANCE                               5.4%
   1,480  Allianz AG                                         444,559
     880  Allianz AG Rights*                                   4,354
   5,210  AXA-UAP                                            536,500
  43,206  Royal & Sun Alliance Insurance Group               550,605
   6,720  Skandia Forsakrings                                437,955
  22,000  Tokio Marine & Fire                                245,817
                                                         -----------
                                                           2,219,790
                                                         -----------
          LEISURE                                 0.5%
   5,500  Sony Music Entertainment                           225,607
                                                         -----------
          MACHINERY AND ENGINEERING               2.0%
   5,874  IHC Caland NV                                      324,318
 103,020  Rolls Royce                                        481,323
                                                         -----------
                                                             805,641
                                                         -----------
          MATERIALS AND COMMODITIES               0.6%
   2,170  SGL Carbon AG                                      241,132
                                                         -----------
          METALS AND MINING                       0.8%
  114,00  NKK Corp.                                          102,586
  13,000  SSAB (Svenskt Stal)                                240,673
                                                         -----------
                                                             343,259
                                                         -----------
          MULTI INDUSTRY                          0.5%
  28,000  Hutchison Whampoa                                  196,953
                                                         -----------
          REAL ESTATE                             0.9%
  19,000  Cheung Kong Holdings                               134,873
 Shares                                                     Value
---------                                                -----------
  12,000  Mitsubishi Estate                              $   116,984
  12,000  Mitsui Fudosan Co.                                 114,285
                                                         -----------
                                                             366,142
                                                         -----------
          RETAIL                                  5.7%
  12,670  Ahold (Kon) NV                                     409,028
   5,800  Familymart Co.                                     217,471
  12,760  Great Univ Stores                                  158,443
   5,900  Hennes & Mauritz Series B                          296,688
   6,000  Ito-yokado Co.                                     324,857
  27,040  Kingfisher Plc Ord                                 506,696
  33,040  Morrison Supermarket                               142,748
  35,380  Sainsbury (J) Plc Ord                              304,087
                                                         -----------
                                                           2,360,018
                                                         -----------
          TELECOMMUNICATIONS                      9.4%
  50,190  British Telecom                                    546,313
     420  DDI Corp.                                          103,306
  138,00  Hong Kong Telecomm                                 284,976
     670  Mannesmann AG                                      484,746
   3,700  Nippon Tel & Tel Corp.                             307,984
  69,570  Securicor Group                                    475,328
  46,450  Telecom Ital Mobile                                249,783
  98,930  Telecom Services Telecom Italia SPA                606,671
  11,700  Telefonica De Espana                               515,660
  114,00  Tenaga Nasional                                    288,139
                                                         -----------
                                                           3,862,906
                                                         -----------
          TRANSPORTATION                          1.4%
  28,990  Railtrack Group Plc Ord                            475,757
  29,000  Tobu Railways Co.                                   93,730
                                                         -----------
                                                             569,487
                                                         -----------
          UTILITIES                               4.0%
   4,600  Cemig Cia Energ Mg
            ADR Repr 1000 Shs*                               223,720
  50,000  China Light & Power                                251,678
  28,990  National Power Ord                                 297,106
   2,200  Telebras Telec Bra
            ADR Repr. 1000 Pfd. Shs.                         285,588
   8,120  Veba AG*                                           578,922
                                                         -----------
                                                           1,637,014
                                                         -----------
Total Investments (Cost $32,871,929)             94.7%   $39,103,467
 Other Assets, Less Liabilities                   5.3%     2,173,157
                                                ------   -----------
Net Assets                                      100.0%   $41,276,624
                                                ------   -----------
                                                ------   -----------

See Notes to Financial Statements      24

                 Geographical Diversification         March 31, 1998 (Unaudited)
                 ---------------------------------------------------------------

                            Percent of
                            Net Assets
                           -------------
Country                        Total
-------------------------  -------------
United Kingdom                    23.3%
Japan                             16.2
France                             9.6
Netherlands                        8.2
Sweden                             7.9
Germany                            6.3
Switzerland                        6.1
Spain                              4.1
Hong Kong                          2.8
Australia                          2.1
Italy                              2.1
Finland                            1.4
Mexico                             1.3
Denmark                            0.9
Malaysia                           0.9
Brazil                             0.7
Thailand                           0.5
Singapore                          0.3
                                 ---
Total Investments                 94.7%
Other Assets Less
Liabilities                        5.3%
                                 ---
Total                            100.0%
                                 ---
                                 ---

                 Statement of Assets and Liabilities  March 31, 1998 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $32,871,929)--Note 2(A)                                     $39,103,467
  Cash                                                          1,902,634
  Receivable for investments sold                                 407,767
  Receivable for units sold                                        10,135
  Dividends and interest receivable                               122,490
  Other assets                                                      6,342
  Net gain on forward foreign currency contracts                  107,918
                                                              -----------
                                                               41,660,753
LIABILITIES:
  Payable for investments purchased                 $270,043
  Payable for units redeemed                           3,818
  Payable to investment managers                      21,114
  Accrued expenses                                    89,154      384,129
                                                    --------  -----------
NET ASSETS at value, applicable to 789,170
  outstanding units of
  beneficial interest--Note 5                                 $41,276,624
                                                              -----------
                                                              -----------
NET ASSET VALUE offering and redemption price per
  unit
  ($41,276,624 divided by 789,170 units)                      $     52.30
                                                              -----------
                                                              -----------

                   See Notes to Financial Statements

                 Statement of Operations         Six Months Ended March 31, 1998
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Dividends                                       $  146,174
    Interest                                           124,606
                                                    ----------
       Total Income                                             $   270,780
  Expenses:
    Investment managers's fees--Note 3(A)              135,276
    Shareholder servicing fees and expenses--Note
    3(B)                                                96,962
    Custodian fees and expenses                         35,901
    Legal and auditing fees                             10,725
    Consultant fees                                      6,495
    Trustees' fees and expenses--Note 3(C)              13,145
    Other                                               43,077
                                                    ----------
       Total Expenses                                  341,581
       Less fees paid indirectly--Note 4               (10,000)
                                                    ----------
       Net Expenses                                                 331,581
                                                                -----------
INVESTMENT (LOSS)--NET                                              (60,801)
REALIZED AND UNREALIZED GAIN--Note 4:
  Net realized gain on:
    Investments                                        875,931
    Foreign currency transactions                      167,735
                                                    ----------
                                                     1,043,666
                                                    ----------
  Unrealized appreciation on investments
    Investments                                         26,221
    Foreign currency translations of other assets
    and liabilities                                     73,417
                                                    ----------
                                                        99,638
                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCIES                                          1,143,304
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $ 1,082,503
                                                                -----------
                                                                -----------

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                          Six Months
                                                             Ended     Year Ended
                                                            3/31/98      9/30/97
                                                          (Unaudited)   (Audited)
                                                          -----------  -----------
OPERATIONS:
  Investment (loss)--net                                  $   (60,801) $  (107,067)
  Net realized gain                                         1,043,666    4,019,696
  Net unrealized appreciation                                  99,638      544,854
                                                          -----------  -----------
  Net increase in net assets resulting from operations      1,082,503    4,457,483
                                                          -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                       8,263,957    9,216,371
  Value of units redeemed                                  (3,346,131) (17,999,512)
                                                          -----------  -----------
  Net increase (decrease) in net assets resulting from
  capital transactions                                      4,917,826   (8,783,141)
                                                          -----------  -----------
  Net increase (decrease)                                   6,000,329   (4,325,658)
NET ASSETS at beginning of period                          35,276,295   39,601,953
                                                          -----------  -----------
NET ASSETS at end of period                               $41,276,624  $35,276,295
                                                          -----------  -----------
                                                          -----------  -----------

                   See Notes to Financial Statements

ACTIVELY MANAGED BOND FUND
Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                      Value
-----------                                              ------------
         CORPORATE BONDS                  1.5%
$ 2,000,000 Pepsico Inc.
             Structured Medium Term Note
             6.125% Due 03/04/2008                       $  1,971,134
    245,000 Consolidated Natural Gas Sf Db
             8.624% Due 12/01/2011                            256,728
                                                         ------------
Total Corporate Bonds (Cost $2,255,445)                  $  2,227,862
                                                         ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS                    98.0%
$    25,651 Collateralized Mortgage Oblig Tr 1
             0.00% Due 05/20/2017                        $     21,705
     97,668 Collateralized Mortgage Sec Corp.
             7.00% Due 06/01/2006                              97,198
    200,000 Federal Home Loan Bank
             7.125% Due 12/20/2010                            198,643
  2,000,000 Federal Home Loan Bank
             7.13% Due 02/01/2011                           1,989,638
  8,000,000 Federal Home Loan Bank
             0.00% Due 06/25/2012                           2,664,648
 10,000,000 Federal Home Loan Bank
             0.00% Due 06/26/2017                           2,238,270
 10,000,000 Federal Home Loan Bank
             0.00% Due 07/02/2012                           3,316,700
  3,000,000 Federal Home Loan Bank
             0.00% Due 07/07/2017                             669,885
 15,000,000 Federal Home Loan Bank
             0.00% Due 07/14/2017                           3,344,355
 28,000,000 Federal Home Loan Bank
             0.00% Due 07/25/2017                           6,512,156
    500,000 Federal Home Loan Bank
             0.00% Due 08/28/2017                             105,738
    770,000 Federal Home Loan Bank
             7.50% Due 11/05/2012                             774,876
    622,121 Federal Home Loan Mortgage Corp.
             Remic 1360 B
             7.50% Due 04/15/2022                             616,208
  1,272,889 Federal Home Loan Mortgage Corp.
             Remic 1378 NZ
             7.50% Due 10/15/2022                           1,251,669
    200,000 Federal Home Loan Mortgage Corp.
             Structured Note
             6.25% Due 02/13/2008                             200,401
  1,199,755 Federal Home Loan Mortgage Corp.
             Remic 1459 TZ
             7.00% Due 12/15/2022                           1,173,590

Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   522,388 Federal Home Loan Mortgage Corp.
             Remic 1454 N
             7.50% Due 01/15/2023                        $    516,592
  3,503,560 Federal Home Loan Mortgage Corp.
             Remic 1527 OZ
             7.50% Due 05/15/2023                           3,569,361
  4,846,000 Federal Home Loan Mortgage Corp.
             Remic 1505 Q
             7.00% Due 05/15/2023                           4,870,778
  1,680,230 Federal Home Loan Mortgage Corp.
             Remic 1574 U
             6.50% Due 09/15/2023                           1,614,700
    885,714 Federal Home Loan Mortgage Corp.
             Remic 1574 V
             6.50% Due 03/15/2023                             841,809
  1,251,963 Federal Home Loan Mortgage Corp.
             Remic 1559 WD
             7.00% Due 05/15/2023                           1,236,440
    307,000 Federal Home Loan Mortgage Corp.
             Remic 1578 N
             7.00% Due 09/15/2023                             305,743
    592,550 Federal Home Loan Mortgage Corp.
             Remic 1560 N
             7.00% Due 11/15/2022                             579,708
    604,000 Federal Home Loan Mortgage Corp.
             Remic 1583 OB
             7.00% Due 06/15/2023                             594,842
    207,000 Federal Home Loan Mortgage Corp.
             Remic 1608 O
             6.50% Due 11/15/2023                             199,917
    650,558 Federal Home Loan Mortgage Corp.
             Remic 1767 O
             7.50% Due 12/15/2024                             651,080
    708,000 Federal Home Loan Mortgage Corp.
             Remic 1966 N
             7.50% Due 09/15/2026                             704,740
  3,000,000 Federal Home Loan Mortgage Corp.
             Remic 1966 V
             7.50% Due 06/15/2027                           2,999,553
  1,000,000 Federal Home Loan Mortgage Corp.
             Remic 2038 PS
             6.50% Due 07/15/2026                             977,539
  1,500,000 Federal Home Loan Mortgage Corp.
             6.84% Due 03/02/2009                           1,487,868

See Notes to Financial Statements      27

Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$ 1,000,000 Federal Home Loan Mortgage Corp.
             6.59% Due 12/09/2008                        $    983,596
    733,202 Federal Home Loan Mortgage Corp.
             Pool #141001
             7.75% Due 09/01/2016                             753,380
    239,914 Federal Home Loan Mortgage Corp.
             Pool #297625
             8.50% Due 06/01/2017                             251,584
    300,333 Federal Home Loan Mortgage Corp.
             Pool #533625
             8.50% Due 12/01/2007                             311,473
    421,961 Federal Home Loan Mortgage Corp.
             Pool #533624
             8.50% Due 12/01/2007                             438,899
    500,000 Federal Home Loan Mortgage Corp.
             7.13% Due 09/15/2005                             502,046
  1,825,000 Federal Home Loan Mortgage Corp.
             Structured Note
             7.049% Due 04/11/2011                          1,842,075
 15,000,000 Federal Home Loan Mortgage Corp.
             0.00% Due 02/02/2023                           2,266,905
  1,000,000 Federal Home Loan Mortgage Corp.
             7.46% Due 01/23/2012                           1,001,377
 10,000,000 Federal Home Loan Mortgage Corp.
             0.00% Due 08/07/2017                           2,173,570
    637,514 Federal National Mortgage Association
             Remic 1993-4 M
             7.50% Due 03/25/2022                             633,319
    285,418 Federal National Mortgage Association
             Remic 1992-210 L
             7.50% Due 04/25/2022                             284,588
  2,000,000 Federal National Mortgage Association
             Remic 1993-26 O
             7.50% Due 09/25/2022                           1,992,650
    612,000 Federal National Mortgage Association
             Remic 93-61 HB
             6.75% Due 03/25/2022                             622,946
  1,385,565 Federal National Mortgage Association
             Remic 1993-183 OA
             6.50% Due 08/25/2023                           1,325,564
  1,823,852 Federal National Mortgage Association
             Remic 1993-255 V
             6.50% Due 02/25/2023                           1,751,712
Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   661,000 Federal National Mortgage Association
             Remic 1994-3 PL
             5.50% Due 01/25/2024                        $    593,922
  1,376,584 Federal National Mortgage Association
             Remic 1993-255 E
             7.099% Due 12/25/2023                          1,387,515
  3,820,118 Federal National Mortgage Association
             Remic 1993-247 C
             7.00% Due 03/25/2023                           3,823,721
  1,371,000 Federal National Mortgage Association
             Remic 93-226 C
             6.00% Due 12/25/2023                           1,314,486
  2,015,050 Federal National Mortgage Association
             Remic X-225C NE
             6.50% Due 12/25/2022                           1,931,654
    950,000 Federal National Mortgage Association
             Remic 1994-23 E
             6.00% Due 02/25/2024                             899,470
  4,474,638 Federal National Mortgage Association
             Remic 1994-36 UA
             7.00% Due 08/25/2023                           4,414,298
  3,636,825 Federal National Mortgage Association
             Remic 1994-69 CA
             7.25% Due 03/25/2023                           3,629,548
    868,000 Federal National Mortgage Association
             Remic X-12 A C
             8.00% Due 07/25/2025                             865,925
  1,347,000 Federal National Mortgage Association
             Remic 1997-42U
             7.50% Due 08/18/2025                           1,340,032
  1,687,054 Federal National Mortgage Association
             Remic 1997-34 C
             7.00% Due 06/18/2027                           1,646,950
  3,000,000 Federal National Mortgage Association
             Remic 1997-52 CD
             7.50% Due 09/18/2025                           3,010,011
  5,000,000 Federal National Mortgage Association
             Remic 1997-52 CE
             7.50% Due 02/18/2026                           4,976,755
  1,165,000 Federal National Mortgage Association
             Remic 1997-56 H
             7.50% Due 05/18/2026                           1,163,434
  2,877,853 Federal National Mortgage Association
             Pass Thru Pool #50965
             6.50% Due 01/01/2024                           2,861,047

See Notes to Financial Statements      28

Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$ 1,112,886 Federal National Mortgage Association
             Pass Thru Pool #50966
             7.00% Due 01/01/2024                        $  1,128,166
    616,664 Federal National Mortgage Association
             Pool #50987
             6.50% Due 02/01/2009                             619,754
    540,930 Federal National Mortgage Association
             Pool #87277
             7.50% Due 04/01/2018                             559,419
    200,000 Federal National Mortgage Association
             Medium Term Note
             6.69% Due 02/02/2011                             199,646
  1,000,000 Federal National Mortgage Association
             8.00% Due 04/26/2012                           1,023,856
  1,000,000 Federal National Mortgage Association
             Medium Term Note
             7.65% Due 10/06/2006                           1,027,403
  1,300,000 Federal National Mortgage Association
             6.29% Due 01/22/2008                           1,283,370
    997,951 Federal National Mortgage Association
             Pass Thru Pool #239024
             7.00% Due 10/01/2023                           1,011,654
     27,639 Government National Mortgage Association
             Pool #1350
             6.50% Due 03/15/2002                              27,737
      1,588 Government National Mortgage Association
             Pool #2919
             8.00% Due 02/15/2004                               1,653
    286,487 Government National Mortgage Association
             Jumbo #000675
             8.00% Due 12/20/2016                             299,087
     58,372 Government National Mortgage Association
             Jumbo #000710
             8.00% Due 02/20/2017                              60,925
     67,569 Government National Mortgage Association
             Pool #05214
             8.00% Due 07/15/2005                              70,669
    217,575 Government National Mortgage Association
             Pool #10260
             8.00% Due 06/15/2006                             228,012
      1,430 Government National Mortgage Association
             Pool #10855
             8.00% Due 07/15/2006                               1,499
Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$    27,088 Government National Mortgage Association
             Pool #11192
             7.25% Due 04/15/2006                        $     27,777
    237,323 Government National Mortgage Association
             Pass Thru Pool #346560
             8.00% Due 04/15/2023                             246,646
    557,236 Government National Mortgage Association
             Pool #364979
             8.00% Due 04/15/2024                             577,135
    748,159 Government National Mortgage Association
             Pool #373826
             8.00% Due 09/15/2023                             777,548
    714,799 Government National Mortgage Association
             Pass Thru Pool #377003
             8.00% Due 08/15/2024                             740,325
  1,453,873 Government National Mortgage Association
             Pass Through Pool #377341
             8.00% Due 11/15/2024                           1,505,792
     15,183 Government National Mortgage Association
             Pool #025811
             9.00% Due 01/15/2009                              16,449
      5,421 Government National Mortgage Association
             Pass Through Pool #26113
             9.00% Due 08/15/2006                               5,866
    689,564 Government National Mortgage Association
             Pass Thru Pool #385850
             8.00% Due 08/15/2024                             714,189
     15,116 Government National Mortgage Association
             Pass Thru Pool #35238
             9.50% Due 09/15/2009                              16,515
    429,965 Government National Mortgage Association
             Custom #152027
             8.00% Due 10/20/2016                             448,876
     22,452 Government National Mortgage Association
             9.00% Due 07/15/2016                              24,373
     14,071 Government National Mortgage Association
             9.50% Due 06/15/2016                              15,432
      2,314 Government National Mortgage Association
             9.50% Due 12/15/2016                               2,537
    172,138 Government National Mortgage Association
             Pool #169957
             8.50% Due 07/15/2016                             182,876
      7,364 Government National Mortgage Association
             9.00% Due 10/15/2016                               7,994

See Notes to Financial Statements      29

Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$     4,681 Government National Mortgage Association
             9.00% Due 08/15/2016                        $      5,082
     30,497 Government National Mortgage Association
             9.00% Due 09/15/2016                              33,105
     14,485 Government National Mortgage Association
             Custom #209105
             8.00% Due 03/20/2017                              15,119
     44,144 Government National Mortgage Association
             9.50% Due 04/15/2017                              48,355
    209,752 Government National Mortgage Association
             Pool #213606
             8.00% Due 04/15/2017                             220,599
    144,877 Government National Mortgage Association
             Pool #193256
             8.00% Due 03/15/2017                             152,370
    274,335 Government National Mortgage Association
             Pool #196754
             8.50% Due 02/15/2017                             291,350
     29,573 Government National Mortgage Association
             9.50% Due 01/15/2017                              32,394
    116,786 Government National Mortgage Association
             Pool #202887
             8.00% Due 04/15/2017                             122,825
     64,334 Government National Mortgage Association
             Pool #205624
             8.50% Due 03/15/2017                              68,323
      8,358 Government National Mortgage Association
             9.50% Due 12/15/2017                               9,156
     11,402 Government National Mortgage Association
             Pool #216159
             8.00% Due 04/15/2017                              11,992
    234,602 Government National Mortgage Association
             Pool #218150
             8.00% Due 06/15/2017                             246,734
      6,919 Government National Mortgage Association
             9.50% Due 07/15/2017                               7,579
     23,946 Government National Mortgage Association
             9.50% Due 06/15/2018                              26,228
Principal
Amount                                                      Value
-----------                                              ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   312,843 Government National Mortgage Association
             Pool #226673
             9.50% Due 07/15/2017                        $    342,681
     10,564 Government National Mortgage Association
             Pool #247493
             8.00% Due 07/15/2018                              11,082
      4,591 Government National Mortgage Association
             9.50% Due 08/15/2018                               5,029
      5,959 Government National Mortgage Association
             Pool #290013
             8.00% Due 04/15/2020                               6,217
    111,674 Government National Mortgage Association
             Pool #290123
             8.00% Due 06/15/2020                             116,493
    123,371 Government National Mortgage Association
             Pool #291195
             8.00% Due 05/15/2020                             128,694
    173,417 Government National Mortgage Association
             Pass Thru Pool #319342
             8.50% Due 03/15/2022                             183,337
  1,000,000 Government National Mortgage Association
             Remic 1998-1 A
             7.00% Due 01/20/2028                             970,835
 10,020,000 United States Treasury Bonds
             9.25% Due 02/15/2016                          13,570,838
  6,800,000 United States Treasury Zero Coupons
             0.00% Due 02/15/2006                           4,327,996
 19,180,000 United States Treasury Zero Coupons
             0.00% Due 02/15/2010                           9,526,898
  3,700,000 Federal Home Loan Bank
             Discount Note
             5.82% Due 04/01/1998                           3,700,000
                                                         ------------
Total United States Government and Agency Obligations
 (Cost $139,576,624)                                     $144,355,293
                                                         ------------
Total Investments (Cost $141,832,069)            99.5%   $146,583,155
Other Assets, Less Liabilities                    0.5%        685,349
                                                ------   ------------
Net Assets                                      100.0%   $147,268,504
                                                ------   ------------
                                                ------   ------------

See Notes to Financial Statements      30

                 Statement of Assets and Liabilities  March 31, 1998 (Unaudited)

                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $141,832,069)--Note 2 (A)                                        $146,583,155
  Receivable for units sold                                              33,142
  Interest receivable                                                   843,481
  Cash                                                                   34,620
  Other assets                                                           16,149
                                                                   ------------
                                                                    147,510,817
LIABILITIES:
  Payable for investments purchased                      $ 69,120
  Payable for units redeemed                               41,704
  Payable to investment managers                           41,511
  Accrued expenses                                         89,978       242,313
                                                         --------  ------------
NET ASSETS at value, applicable to 4,162,502
  outstanding units of beneficial interest--Note 5                 $147,268,504
                                                                   ------------
                                                                   ------------
NET ASSET VALUE offering and redemption price per unit
  ($147,268,504 divided by 4,162,502 units)                        $      35.38
                                                                   ------------
                                                                   ------------

                 Statement of Operations         Six Months Ended March 31, 1998
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                              $ 5,216,713
                                                          -----------
       Total Income                                                    $ 5,216,713
  Expenses:
    Investment manager's fees--Note 3(A)                      244,439
    Shareholder servicing fees and expenses--Note 3(B)        270,938
    Custodian fees and expenses                                12,051
    Legal and auditing fees                                    10,727
    Consultant fees                                             6,492
    Trustees' fees and expenses--Note 3(C)                     13,145
    Other                                                      43,426
                                                          -----------
       Total Expenses                                                      601,218
                                                                       -----------
INVESTMENT INCOME--NET                                                   4,615,495
REALIZED AND UNREALIZED GAIN ON INVESTMENTS--Note 4:
  Net realized gain on investments                          1,521,077
  Unrealized appreciation on investments                      136,063
                                                          -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                          1,657,140
                                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 6,272,635
                                                                       -----------
                                                                       -----------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                      Six Months
                                                                        Ended
                                                                       3/31/98      Year Ended
                                                                     (Unaudited)     9/30/97
                                                                     ------------  ------------
OPERATIONS:
  Investment income--net                                             $  4,615,495  $  9,227,012
  Net realized gain                                                     1,521,077     1,219,640
  Net unrealized appreciation                                             136,063     3,740,985
                                                                     ------------  ------------
  Net increase in net assets resulting from operations                  6,272,635    14,187,637
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                   7,909,405    36,098,759
  Value of units redeemed                                             (14,052,342)  (53,451,868)
                                                                     ------------  ------------
  Net (decrease) in net assets resulting from capital transactions     (6,142,937)  (17,353,109)
                                                                     ------------  ------------
  Net increase (decrease)                                                 129,698    (3,165,472)
NET ASSETS at beginning of period                                     147,138,806   150,304,278
                                                                     ------------  ------------
NET ASSETS at end of period                                          $147,268,504  $147,138,806
                                                                     ------------  ------------
                                                                     ------------  ------------

                   See Notes to Financial Statements

INTERMEDIATE-TERM BOND FUND
Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                               Value
-----------                                                       -----------
                                  CERTIFICATE OF DEPOSIT   0.2%
$   126,079 Certificate of Deposit--Hudson City Savings
             Bank
             7.56% Due 02/22/1999                                 $   126,080
                                                                  -----------
                                         CORPORATE BONDS   0.2%
$   100,000 Ford Motor Co.
             9.70% Due 06/10/1998                                 $   100,680
                                                                  -----------
                                                MORTGAGE   0.0%
$     9,029 Pioneer Savings Bank Mortgage
             8.5% Due 01/01/2005                                  $     9,029
                                                                  -----------
                     UNITED STATES GOVERNMENT AND AGENCY
                                             OBLIGATIONS  100.1%
$   367,000 CSC4 CMO
             1993-1E
             7.50% Due 02/01/2023                                 $   375,448
    235,593 Collateralized Mortgage Obligation Trust
             Remic 27A
             7.25% Due 04/23/2017                                     239,946
    430,000 Federal Farm Credit Bank
             Medium Term Note
             7.21% Due 08/06/2007                                     432,037
  1,300,000 Federal Home Loan Bank
             7.04% Due 10/14/2005                                   1,301,343
    500,000 Federal Home Loan Bank
             7.00% Due 01/08/2008                                     498,138
    610,956 Federal Home Loan Mortgage Corp.
             CMO 157A
             8.75% Due 07/15/2000                                     629,608
    686,155 Federal Home Loan Mortgage Corp.
             Remic 1406 N
             8.00% Due 01/15/2022                                     688,561
  1,445,675 Federal Home Loan Mortgage Corp.
             Remic 1379 I
             7.50% Due 03/15/2022                                   1,436,528
  1,039,844 Federal Home Loan Mortgage Corp.
             Remic 1462 A
             7.50% Due 02/15/2022                                   1,034,768
    216,223 Federal Home Loan Mortgage Corp.
             Remic 1468 O
             7.00% Due 10/15/2022                                     215,494
  2,253,407 Federal Home Loan Mortgage Corp.
             Remic 1579 PQ
             7.00% Due 04/15/2022                                   2,234,624
  1,056,248 Federal Home Loan Mortgage Corp.
             Remic 1641 WD
             6.50% Due 05/15/2013                                   1,040,040

Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   400,000 Federal Home Loan Mortgage Corp.
             Remic 32 E
             7.50% Due 03/25/2005                                 $   409,211
    537,202 Federal Home Loan Mortgage Corp.
             Remic 1680 E
             6.50% Due 02/15/2024                                     538,350
  1,439,189 Federal Home Loan Mortgage Corp.
             Remic 1681 K
             7.00% Due 08/15/2023                                   1,432,785
    980,708 Federal Home Loan Mortgage Corp.
             Remic 1701 C
             6.50% Due 03/15/2009                                     961,865
  1,262,011 Federal Home Loan Mortgage Corp.
             Remic 1706 LB
             7.00% Due 06/15/2023                                   1,251,970
    500,000 Federal Home Loan Mortgage Corp.
             Remic 1770 PH
             8.00% Due 08/15/2023                                     517,620
      9,493 Federal Home Loan Mortgage Corp.
             Pool #200030
             9.00% Due 03/01/2001                                       9,726
     29,415 Federal Home Loan Mortgage Corp.
             Pool #200034
             8.50% Due 05/01/2001                                      30,301
     13,656 Federal Home Loan Mortgage Corp.
             Pool #200035
             9.00% Due 05/01/2001                                      13,990
     54,160 Federal Home Loan Mortgage Corp.
             Pool #200040
             9.00% Due 06/01/2001                                      55,483
     48,738 Federal Home Loan Mortgage Corp.
             Pool #200070
             7.50% Due 04/01/2002                                      49,513
     79,695 Federal Home Loan Mortgage Corp.
             Pool #200071
             7.50% Due 05/01/2002                                      80,962
  1,000,000 Federal Home Loan Mortgage Corp.
             6.355% Due 08/08/2005                                    993,102
     15,517 Federal Home Loan Mortgage Corp.
             Pool #251478
             7.00% Due 12/01/1998                                      15,668
     71,889 Federal Home Loan Mortgage Corp.
             Pool #212242
             7.50% Due 07/01/2001                                      72,842

See Notes to Financial Statements      33

Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$    16,922 Federal Home Loan Mortgage Corp.
             Pool #212719
             7.50% Due 08/01/2001                                 $    17,146
     63,612 Federal Home Loan Mortgage Corp.
             Pool #213857
             7.50% Due 11/01/2001                                      64,455
     23,539 Federal Home Loan Mortgage Corp.
             Pool #214040
             7.50% Due 12/01/2001                                      23,852
     32,740 Federal Home Loan Mortgage Corp.
             Pool #320139
             8.00% Due 09/01/2001                                      33,258
      5,058 Federal Home Loan Mortgage Corp.
             Pool #309883
             7.00% Due 09/01/1998                                       5,107
  1,500,000 Federal Home Loan Mortgage Corp.
             6.91% Due 06/20/2005                                   1,524,249
  2,000,000 Federal Home Loan Mortgage Corp.
             7.13% Due 06/30/2005                                   2,006,572
    300,000 Federal Home Loan Mortgage Corp.
             7.30% Due 05/21/2003                                     299,725
  2,000,000 Federal Home Loan Mortgage Corp.
             Structured Note
             6.50% Due 10/15/2007                                   2,008,220
  1,000,000 Federal Home Loan Mortgage Corp.
             Structured Note
             6.85% Due 11/20/2006                                   1,002,096
  1,150,000 Federal Home Loan Mortgage Corp.
             7.09% Due 11/24/2006                                   1,166,736
  1,000,000 Federal Home Loan Mortgage Corp.
             7.25% Due 07/17/2007                                   1,002,530
     94,426 Federal National Mortgage Association
             Remic 1991-56 K
             8.599% Due 02/25/2020                                     94,856
    516,000 Federal National Mortgage Association
             Remic 1992-135 J
             7.50% Due 02/25/2021                                     528,404
  1,000,000 Federal National Mortgage Association
             Remic 1992-138 P
             7.50% Due 08/25/2022                                   1,009,751
    376,000 Federal National Mortgage Association
             Remic 1992-131 H
             7.50% Due 06/25/2021                                     382,049
Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   271,092 Federal National Mortgage Association
             Remic 1992-181 B
             7.50% Due 03/25/2022                                 $   271,175
    324,000 Federal National Mortgage Association
             Remic 1992-174 H
             7.25% Due 09/25/2021                                     329,342
    104,000 Federal National Mortgage Association
             Remic 1993-1 G
             7.50% Due 01/25/2022                                     107,634
    225,000 Federal National Mortgage Association
             Remic 1992-202 J
             7.50% Due 04/25/2020                                     231,981
  2,334,000 Federal National Mortgage Association
             Remic 1993-20 L
             7.00% Due 12/25/2022                                   2,306,571
  2,821,286 Federal National Mortgage Association
             CMO 1993-162 C
             3.00% Due 08/25/2023                                   2,720,285
    163,663 Federal National Mortgage Association
             CMO 93-244 A
             0.00% Due 11/25/2023                                     156,170
  1,480,774 Federal National Mortgage Association
             Remic X-225 C UC
             6.25% Due 09/25/2022                                   1,463,324
  1,167,266 Federal National Mortgage Association
             Remic X-225 C NB
             6.50% Due 12/25/2022                                   1,147,067
    414,000 Federal National Mortgage Association
             Remic G-94 8 M
             8.00% Due 05/17/2024                                     412,969
    810,463 Federal National Mortgage Association
             Remic G-94 5 A
             7.00% Due 01/17/2024                                     818,341
  1,006,175 Federal National Mortgage Association
             Remic1995-23 U
             7.50% Due 04/25/2023                                   1,004,385
    400,000 Federal National Mortgage Association
             Remic X 10-B G
             7.00% Due 08/25/2010                                     400,326
  2,740,000 Federal National Mortgage Association
             Remic 1997-42 O
             7.50% Due 12/18/2025                                   2,728,651
     18,777 Federal National Mortgage Association
             Pool #7242
             8.50% Due 07/01/2001                                      19,347

See Notes to Financial Statements      34

Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$    83,169 Federal National Mortgage Association
             Pool #46609
             8.00% Due 05/01/2002                                 $    85,259
    171,316 Federal National Mortgage Association
             Pool #46872
             8.00% Due 05/01/2002                                     175,170
      9,281 Federal National Mortgage Association
             Pool #47137
             8.00% Due 05/01/2002                                       9,515
    120,321 Federal National Mortgage Association
             Pool #47402
             8.00% Due 05/01/2002                                     123,344
     96,046 Federal National Mortgage Association
             Pool #47932
             8.00% Due 05/01/2002                                      98,459
     66,136 Federal National Mortgage Association
             Pool #48103
             8.00% Due 05/01/2002                                      67,798
     24,516 Federal National Mortgage Association
             Pool #26607
             9.00% Due 05/01/2001                                      25,225
     13,572 Federal National Mortgage Association
             Pool #26707
             9.00% Due 05/01/2001                                      13,965
    122,381 Federal National Mortgage Association
             Pool #28785
             9.00% Due 06/01/2001                                     125,921
     67,126 Federal National Mortgage Association
             Pool #28645
             9.00% Due 06/01/2001                                      69,067
      4,641 Federal National Mortgage Association
             Pool #29658
             8.50% Due 07/01/2001                                       4,782
     25,240 Federal National Mortgage Association
             Pool #29470
             9.00% Due 07/01/2001                                      25,970
     60,706 Federal National Mortgage Association
             Pool #30409
             8.50% Due 09/01/2001                                      62,546
      2,503 Federal National Mortgage Association
             Pool # 31435
             8.50% Due 08/01/2001                                       2,580
    798,887 Federal National Mortgage Association
             Pool #82407
             9.00% Due 03/01/2004                                     827,943
Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$   300,516 Federal National Mortgage Association
             Pool #87277
             7.50% Due 04/01/2018                                 $   310,788
  1,000,000 Federal National Mortgage Association
             6.69% Due 02/27/2006                                     994,941
  1,000,000 Federal National Mortgage Association
             Medium Term Note
             6.58% Due 03/01/2006                                   1,000,864
    250,000 Federal National Mortgage Association
             7.59% Due 10/04/2006                                     255,021
    500,000 Federal National Mortgage Association
             Medium Term Note
             7.65% Due 10/06/2006                                     513,702
  1,000,000 Federal National Mortgage Association
             7.53% Due 10/16/2006                                   1,006,645
  2,500,000 Federal National Mortgage Association
             Medium Term Note
             7.439% Due 11/06/2006                                  2,525,572
  1,000,000 Federal National Mortgage Association
             Medium Term Note
             7.29% Due 11/08/2006                                   1,009,556
    400,000 Federal National Mortgage Association
             7.43% Due 06/13/2007                                     411,589
    400,000 Federal National Mortgage Association
             7.34% Due 12/18/2006                                     402,088
    385,000 Federal National Mortgage Association
             6.87% Due 10/02/2007                                     388,303
    199,487 Federal National Mortgage Association
             7 Year Balloon
             7.00% Due 08/01/2003                                     202,490
    872,000 Federal National Mortgage Association
             Remic1998-24 B
             0.00% Due 04/30/1999                                     858,920
    880,084 Federal National Mortgage Association
             7.55% Due 12/25/2023                                     876,408
     10,418 Government National Mortgage Association
             8.25% Due 03/15/2006                                      10,953
      1,081 Government National Mortgage Association
             8.25% Due 04/15/2006                                       1,136
    883,616 Government National Mortgage Association
             Pass Thru Pool #409781
             8.25% Due 08/15/2025                                     925,801
    984,572 Government National Mortgage Association
             Remic 1997-18 E
             6.90% Due 02/20/2023                                     983,900

See Notes to Financial Statements      35

Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$    10,000 United States Treasury Bonds
             3.50% Due 11/15/1998                                 $     9,944
    300,000 United States Treasury Notes
             7.50% Due 11/15/2001                                     317,625
    125,000 United States Treasury Notes
             6.375% Due 07/15/1999                                    126,172
     50,000 United States Treasury Notes
             5.50% Due 04/15/2000                                      49,906
     60,000 United States Treasury Notes
             7.124% Due 02/29/2000                                     61,612
    200,000 United States Treasury Notes
             7.75% Due 02/15/2001                                     211,000
Principal
Amount                                                               Value
-----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$ 3,000,000 United States Treasury Zero Coupons
             0.00% Due 02/15/2000                                 $ 2,702,310
  4,000,000 United States Treasury Zero Coupons
             0.00% Due 08/15/2002                                   3,131,920
  1,750,000 United States Government Repo.
             5.82% Due 04/01/98                                     1,750,000
                                                                  -----------
Total United States Government and Agency Obligations
  (Cost $63,650,553)                                              $64,603,207
                                                                  -----------
Total Investments (Cost $63,886,356)                      100.5%   64,838,996
                        Liabilities, net of other assets  (0.5%)     (308,629)
                                                          -----   -----------
Net Assets                                                100.0%  $64,530,367
                                                          -----   -----------
                                                          -----   -----------

See Notes to Financial Statements      36

                 Statement of Assets and Liabilities  March 31, 1998 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $63,886,356)--Note 2 (A)                                           $64,838,996
  Receivable for units sold                                               17,070
  Interest receivable                                                    697,339
  Cash                                                                    14,061
  Other assets                                                            10,420
                                                                     -----------
                                                                      65,577,886
LIABILITIES:
  Payable for investments purchased                         863,486
  Payable for units redeemed                                102,855
  Payable to investment managers                             20,563
  Accrued expenses                                           60,615    1,047,519
                                                           --------  -----------
NET ASSETS at value, applicable to 1,980,859 outstanding
  units of beneficial interest--Note 5                               $64,530,367
                                                                     -----------
                                                                     -----------
NET ASSET VALUE offering and redemption price per unit
  ($64,530,367 divided by 1,980,859 units)                           $     32.58
                                                                     -----------
                                                                     -----------

                 Statement of Operations         Six Months Ended March 31, 1998
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                               $2,349,787
                                                           ----------
       Total Income                                                    $2,349,787
  Expenses:
    Investment manager's fees--Note 3(A)                      122,523
    Shareholder servicing fees and expenses--Note 3(B)        167,516
    Custodian fees and expenses                                 7,652
    Legal and auditing fees                                     9,105
    Consultant fees                                             6,372
    Trustees' fees and expenses--Note 3(C)                     13,145
    Other                                                      33,323
                                                           ----------
       Total Expenses                                                     359,636
                                                                       ----------
INVESTMENT INCOME--NET                                                  1,990,151
REALIZED AND UNREALIZED GAIN ON INVESTMENTS--Note 4:
  Net realized gain on investments                            192,346
  Unrealized (depreciation) on investments                    (99,191)
                                                           ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                            93,155
                                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $2,083,306
                                                                       ----------
                                                                       ----------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                       Six Months
                                                                          Ended     Year Ended
                                                                         3/31/98      9/30/97
                                                                       (Unaudited)   (Audited)
                                                                       -----------  -----------
OPERATIONS:
  Investment income--net                                               $ 1,990,151  $ 4,223,168
  Net realized gain                                                        192,346      786,866
  Net unrealized appreciation (depreciation)                               (99,191)     321,150
                                                                       -----------  -----------
  Net increase in net assets resulting from operations                   2,083,306    5,331,184
                                                                       -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                    2,814,518   17,101,876
  Value of units redeemed                                               (8,756,225) (28,798,252)
                                                                       -----------  -----------
  Net (decrease) in net assets resulting from capital transactions      (5,941,707) (11,696,376)
                                                                       -----------  -----------
  Net (decrease)                                                        (3,858,401)  (6,365,192)
  NET ASSETS at beginning of period                                     68,388,768   74,753,960
                                                                       -----------  -----------
  NET ASSETS at end of period                                          $64,530,367  $68,388,768
                                                                       -----------  -----------
                                                                       -----------  -----------

                   See Notes to Financial Statements

SHORT-TERM INVESTMENT FUND
Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                              Value
----------                                                       -----------
                                        CORPORATE BONDS   7.3%
$  260,000 Mid America Energy
            5.05% Due 10/15/1998                                 $   258,866
   300,000 Merrill Lynch & Co.
            5.05% Due 05/20/1998                                     299,664
   250,000 Southwestern Bell
            5.50% Due 04/20/1998                                     249,997
   850,000 Georgia Power
            5.50% Due 04/01/1998                                     850,000
                                                                 -----------
Total Corporate Bonds (Cost $1,658,723)                            1,658,527
                                                                 -----------
                    UNITED STATES GOVERNMENT AND AGENCY
                                            OBLIGATIONS  91.9%
$  159,783 Federal Farm Credit Bank
            5.79% Due 03/01/1999                                 $   159,590
    55,000 Federal Farm Credit Bank
            5.70% Due 11/03/1998                                      54,981
   250,000 Federal Home Loan Bank
            5.42% Due 12/08/1998                                     249,335
   500,000 Federal Home Loan Bank
            5.25% Due 04/29/1998                                     499,795
   515,000 Federal Home Loan Bank
            5.27% Due 05/13/1998                                     514,951
   100,000 Federal Home Loan Bank
            5.215% Due 07/08/1998                                     99,842
    30,303 Federal Home Loan Bank
            5.15% Due 09/01/1998                                      30,196
   100,000 Federal Home Loan Bank
            5.04% Due 10/01/1998                                      99,672
   250,000 Federal Home Loan Bank
            5.512% Due 02/16/1999                                    249,295
   500,000 Federal Home Loan Bank
            5.905% Due 10/21/1998                                    500,401
    30,000 Federal Home Loan Bank
            5.71% Due 11/20/1998                                      29,990
   250,000 Federal Home Loan Bank
            5.575% Due 03/02/1999                                    249,343
   129,195 Federal Home Loan Mortgage Corp.
            Pool 90320 6.00% Due 01/01/1999                          129,430
   255,297 Federal Home Loan Mortgage Corp.
            Pool 71994 5.50% Due 02/01/1999                          254,115
   500,000 Federal Home Loan Mortgage Corp.
            5.70% Due 02/02/1999                                     500,194
   350,000 Federal Home Loan Mortgage Corp.
            5.31% Due 04/29/1998                                     349,904
   600,000 Federal Home Loan Mortgage Corp.
            5.55% Due 09/07/1998                                     600,680

Principal
Amount                                                              Value
----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$  100,000 Federal Home Loan Mortgage Corp.
            5.55% Due 09/08/1998                                 $   100,114
   500,000 Federal Home Loan Mortgage Corp.
            4.77% Due 09/14/1998                                     497,894
   425,000 Federal Home Loan Mortgage Corp.
            4.75% Due 09/17/1998                                     422,602
   100,000 Federal Home Loan Mortgage Corp.
            5.30% Due 10/26/1998                                      99,994
   100,000 Federal Home Loan Mortgage Corp.
            5.50% Due 10/30/1998                                      99,934
   300,000 Federal Home Loan Mortgage Corp.
            5.84% Due 04/08/1998                                     299,996
   750,000 Federal National Mortgage Association
            5.25% Due 05/13/1998                                     749,505
   250,000 Federal National Mortgage Association
            5.35% Due 08/12/1998                                     249,606
   500,000 Federal National Mortgage Association
            4.70% Due 09/10/1998                                     497,179
   500,000 Federal National Mortgage Association
            5.16% Due 08/26/1998                                     499,006
   250,000 Federal National Mortgage Association
            5.55% Due 09/08/1998                                     250,285
   250,000 Federal National Mortgage Association
            5.35% Due 10/13/1998                                     250,070
    40,000 Federal National Mortgage Association
            4.75% Due 10/26/1998                                      39,790
   200,000 Federal National Mortgage Association
            5.42% Due 11/02/1998                                     199,882
   500,000 Federal National Mortgage Association
            5.75% Due 02/09/1999                                     500,262
   350,000 Federal National Mortgage Association
            5.52% Due 04/13/1998                                     349,975
   300,000 Federal National Mortgage Association
            Medium Term Note
            5.25% Due 04/22/1998                                     299,881
   700,000 Federal National Mortgage Association
            5.10% Due 04/28/1998                                     699,691
   600,000 Federal National Mortgage Association
            Medium Term Note
            5.20% Due 04/30/1998                                     599,715
   100,000 Federal National Mortgage Association
            5.41% Due 06/25/1998                                      99,950
   200,000 Federal National Mortgage Association
            5.32% Due 07/01/1998                                     199,866

See Notes to Financial Statements      39

Statement of Investments
March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                              Value
----------                                                       -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS (Continued)
$9,400,000 Federal Home Loan Bank
            0.00% Due 04/01/1998                                 $ 9,400,000
                                                                 -----------
Total United States Government and Agency
Obligations (Cost $20,970,457)                                   $20,976,911
                                                                 -----------
Total Investments (Cost $22,629,180)                     99.2%   $22,635,438
Other Assets, Less Liabilities                            0.8%       185,897
                                                         -----   -----------
Net Assets                                               100.0%  $22,821,335
                                                         -----   -----------
                                                         -----   -----------

See Notes to Financial Statements      40

                 Statement of Assets and Liabilities  March 31, 1998 (Unaudited)
                 ---------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $22,629,180)--Note 2(A)                                            $22,635,438
  Receivable for units sold                                               29,294
  Interest receivable                                                    200,166
  Cash                                                                     3,056
  Other assets                                                            18,021
                                                                     -----------
                                                                      22,885,975
LIABILITIES:
  Payable for units redeemed                               $ 11,192
  Payable to investment managers                              4,854
  Accrued expenses                                           48,594       64,640
                                                           --------  -----------
NET ASSETS at value, applicable to 1,049,303 outstanding
  units of beneficial interest--Note 5                               $22,821,335
                                                                     -----------
                                                                     -----------
NET ASSET VALUE offering and redemption price per unit
  ($22,821,335 divided by 1,049,303 units)                           $     21.75
                                                                     -----------
                                                                     -----------

                 Statement of Operations         Six Months Ended March 31, 1998
                 (Unaudited)
                 ---------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                                  $ 743,629
                                                              ---------
       Total Income                                                      $ 743,629
  Expenses:
    Investment manager's fees--Note 3(A)                         32,487
    Shareholder servicing fees and expenses--Note 3(B)           76,917
    Custodian fees and expenses                                   8,117
    Legal and auditing fees                                       8,225
    Consultant fees                                               6,375
    Trustees' fees and expenses--Note 3(C)                       13,145
    Other                                                        23,360
                                                              ---------
       Total Expenses                                           168,626
       Less expense reimbursement--Note 3(A)                    (63,885)
       Net Expenses                                                        104,741
                                                                         ---------
INVESTMENT INCOME--NET                                                     638,888
REALIZED AND UNREALIZED GAIN ON INVESTMENTS--Note 4:
  Realized gain on investments                                        1
  Unrealized (depreciation) on investments                      (10,333)
                                                              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     (10,332)
                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 628,556
                                                                         ---------
                                                                         ---------

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                       Six Months
                                                                          Ended     Year Ended
                                                                         3/31/98      9/30/97
                                                                       (Unaudited)   (Audited)
                                                                       -----------  -----------
OPERATIONS:
  Investment income--net                                               $   638,888  $ 1,196,927
  Net realized gain                                                              1      --
  Net unrealized appreciation (depreciation)                               (10,333)      22,137
                                                                       -----------  -----------
  Net increase in net assets resulting from operations                     628,556    1,219,064
                                                                       -----------  -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of units sold                                                   36,517,597   19,468,323
  Value of units redeemed                                              (41,345,853) (19,334,439)
                                                                       -----------  -----------
  Net increase (decrease) in net assets resulting from capital
  transactions                                                          (4,828,256)     133,884
                                                                       -----------  -----------
  Net increase (decrease)                                               (4,199,700)   1,352,948
NET ASSETS at beginning of period                                       27,021,035   25,668,087
                                                                       -----------  -----------
NET ASSETS at end of period                                            $22,821,335  $27,021,035
                                                                       -----------  -----------
                                                                       -----------  -----------

                   See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
                 NOTE 1--GENERAL
                     Participation in RSI Retirement Trust ("RSI") is limited to
                 IRA's and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations determined by the Trustees of RSI to have business interests in common with organizations participating in RSI. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code ("Code") and have been established under pension or profit sharing plans which are qualified under Section 401 of the Code ("Participating Plans").

                     In order to provide investment products to Participating
                 Plans, RSI operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 ("Trust Agreement"), as a series fund currently issuing as of March 31, 1998 seven classes of units of beneficial interest: Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund ("Investment Funds"). The Trust Agreement was amended in 1984 to provide for the continued operation of RSI as an open-end management investment company under the Investment Company Act of 1940 ("Act"). Retirement System Distributors Inc. ("Distributors") acts as the distributor of the Investment Funds' units of beneficial interest. The Distributor is a wholly owned subsidiary of Retirement System Group Inc. (RSGROUP-REGISTERED TRADEMARK-).

                     On April 24, 1992, the remaining unitholders of RSI's
                 Dedicated Bond Fund sold their units and the proceeds were used to purchase units in other RSI fixed-income funds. The Dedicated Bond Fund has been inactive subsequent to this date, but may be reactivated again, should a number of clients elect to "immunize" their retiree liabilities.

                     The financial statements of the Investment Funds are
                 presented on a combined and individual basis. The combined financial statements should be read in conjunction with the individual financial statements.

                 NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

                 (A) SECURITIES VALUATION:  Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

                     (1)each listed security is valued at its closing price
                        obtained from the respective exchange on which the security is listed, or, if there were no sales on that day, at its last reported closing or bid price.

                     (2)each unlisted security quoted on the NASDAQ is valued at the last current bid price obtained from the NASDAQ;

                     (3)United States Government and agency obligations and
                        certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations.

                     (4)mortgage-backed securities and asset-backed securities
                        are valued with a cash flow model based on both the pre-payment assumptions (Public Securities Association median) and the price-yield spreads over comparable United States Treasury Securities.

                     (5)short-term money market instruments (such as
                        certificates of deposit, bankers' acceptances and commercial paper) are valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit rating.

                     Debt securities with remaining maturities of 60 days or
                 less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of RSI using methods and procedures reviewed and approved by RSI's Trustees.

                     Investments and other assets and liabilities denominated in foreign currencies are translated to US. dollars at the prevailing rates of exchange. It is not practical to isolate that portion of income arising from changes in the exchange rates from the portion arising from changes in the market prices of securities.

                 (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:  Securities
                     transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, amortization of discount and premium on investments and zero coupon bonds, is recognized on an accrual basis.

                     The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds' Manager, subject to the sellers' agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Investment Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

                 (C) DIVIDENDS TO UNITHOLDERS:  RSI does not normally declare nor pay dividends on its net investment income or capital gains.

                 (D) FEDERAL INCOME TAXES:  RSI has received a determination letter from the Internal Revenue Service stating that it is exempt from taxation under

                     Section 501(a) of the Internal Revenue Code with respect to funds derived from Participating Plans which are pension or profit sharing trusts maintained in conformity with Section 401 of the Code.

                 (E) ACCOUNTING ESTIMATES:  The preparation of financial
                     statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                 (F) OTHER:  RSI accounts separately for the assets, liabilities and operations of each Investment Fund. Expenses directly attributed to each Investment Fund are charged to that Investment Fund's operations; expenses which are applicable to all Investment Funds are allocated among them.

                     Administrative expenses incurred by RSI relating to the administration of Plans of Participation are charged to Full Participation Employers (as defined in the Trust Agreement) and are not included in the operation of the Investment funds.

                     The Investment Funds may enter into financial futures contracts which require initial margin deposits of cash or U.S. Government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by "marking to market" on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. The Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

                 (G) OPTIONS VALUATION:  The Investment Funds may write call options on equity securities. Premiums received for call options written are recorded as a liability and "marked to market" daily to reflect the current value of the option written. If the written option is exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

                 NOTE 3--INVESTMENT MANAGERS' FEES AND OTHER TRANSACTIONS WITH AFFILIATES

                 (A) Retirement System Investors Inc. ("Investors") is the
                     Investment Advisor for each Investment Fund. Investors has retained sub-advisors to manage the International Equity Fund and the Emerging Growth Equity Fund. Investors acts as Investment Manager to the remaining Trust Investment Funds, and in the case of all Investment Funds, exercises general oversight with respect to the portfolio management, including reporting of manager performance to the Trustees and Investment Committee, compliance matters, sub-advisory portfolio analysis, and presentations to unitholders.

                     Beginning April 1, 1997, HLM Management Company, Inc. became one of the two sub-advisors to the Emerging Growth Equity Fund, replacing The Putnam Advisory Company, Inc. Friess Associates, Inc. continues to be the other sub-advisor to the Emerging Growth Equity Fund.

                     Fees incurred by Investors pursuant to the provisions of its investment management contracts are payable monthly to Investors and quarterly to all sub-advisors and are computed based on the value of the net assets of each Investment Fund determined on a monthly or quarterly bases as appropriate at the rates listed in the following table.

INVESTMENT FUND                   INVESTMENT MANAGER                         FEE
-----------------------  -------------------------------------  ------------------------------
Core Equity Fund         Retirement System Investors Inc.       .60% on first $50 million
                                                                .50% on next $150 million,
                                                                and .40% over $200 million
Value Equity Fund        Retirement System Investors Inc.       .60% on first $10 million,
                                                                .50% on next $10 million,
                                                                .40% on next $20 million,
                                                                .30% on next $20 million,
                                                                .20% on next $40 million,
                                                                .15% on next $50 million,
                                                                and .10% over $150 million
Emerging Growth          Friess Associates, Inc.                1.00%
  Equity Fund              (Sub-adviser)
                         HLM Management Company, Inc.           1.00% on first $25 million
                           (Sub-adviser, commencing 4/1/97)     .80% on next $25 million,
                                                                and .60% over $50 million
International            Morgan Grenfell Investment Services    .60% on first $50 million,
  Equity Fund              Limited (Sub-adviser)                and .50% over $50 million
Actively Managed Bond    Retirement System Investors Inc.       .40% on first $50 million,
  Fund                                                          .30% on next $100 million,
                                                                and .20% over $150 million
Intermediate-Term        Retirement System Investors Inc.       .40% on first $50 million,
  Bond Fund                                                     .30% on next $100 million,
                                                                and .20% over $150 million
Short-Term               Retirement System Investors Inc.       .25 on first $50 million,
  Investment Fund                                               and .20% over $50 million

                     RSI's investment management agreement with Investors provides for RSI to receive a management fee of 0.20% per annum of the average daily net assets of the Investment Funds that employ a sub-advisor. For the period ended

                     March 31, 1998, Investors has voluntarily waived a portion of its investment manager's fee from the Short-Term Investment Fund amounting to $63,885, to limit the Fund's annual expenses to 0.80% of average net assets.

                 (B) Shareholder servicing fees and expenses for the period ended consist of fees paid to Retirement System Consultants Inc., (a subsidiary of RSGroup) under a contract for providing administrative services for the Investment Funds. The fee arrangement applicable for each of the investment funds is as follows:

AVERAGE NET ASSETS                    FEE
---------------------------------  ---------
First $25 million                        .60%
Next $25 million                         .50%
Next $25 million                         .40%
Next $25 million                         .30%
Over $100 million                        .20%

                 (C) Each Trustee who is not an officer of RSI receives an
                     annual fee of $9,500 and a fee of $950 per meeting attended, except that such fee is $400 for a telephonic meeting. Such Trustees also participate in a deferred compensation plan which permits each Trustee to defer payment of a portion of their fees. A Trustee and several officers of RSI are also officers of RSGroup and its subsidiaries.

                 NOTE 4--SECURITIES TRANSACTIONS
                     The following summarizes the securities transactions, other than short-term securities, by the various Investment Funds for the period ended March 31, 1998:

                                                       PURCHASES           SALES
                                                    ----------------  ----------------
Core Equity Fund                                    $      1,082,878  $     41,857,743
Value Equity Fund                                         36,631,273        32,492,868
Emerging Growth Equity Fund                               68,812,082        73,684,863
International Equity Fund                                 22,561,820        18,840,113
Actively Managed Bond Fund                               189,459,502       191,072,415
Intermediate-Term Bond Fund                               91,036,834        93,988,848

                     Net unrealized appreciation (depreciation) consisting of
                 gross unrealized appreciation and gross unrealized depreciation at March 31, 1998 for each of the Investment Funds was as follows:

                                      NET UNREALIZED        GROSS            GROSS
                                       APPRECIATION       UNREALIZED       UNREALIZED
                                      (DEPRECIATION)     APPRECIATION     DEPRECIATION
                                     ----------------  ----------------  --------------
Core Equity Fund                     $    131,537,263  $    131,568,700  $      (31,437)
Value Equity Fund                          14,579,905        14,939,638        (359,733)
Emerging Growth Equity Fund                17,823,677        18,489,336        (665,659)
International Equity Fund                   6,231,538         7,984,685      (1,753,147)
Actively Managed Bond Fund                  4,751,086         5,038,059        (286,973)
Intermediate-Term Bond Fund                   952,654           998,494         (45,840)
Short-Term Investment Fund                      6,454             8,611          (2,207)

                     As of March 31, 1998, the International Equity Fund had an
                 outstanding forward currency contract as set forth below. These contracts are reported in the financial statements at the Fund's net gain of $107,918, which is the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at March 31, 1998.

                                    CONTRACTS TO SELL
                ---------------------------------------------------------
   179,940,000  Japanese Yen for U.S. $1,467,365     5/13/1998                 107,918
                                                                           -----------

                     The following summarizes the market value of securities
                 that were on loan to brokers and the value of securities and cash held as collateral for these loans at March 31, 1998:

                                                          VALUE OF
                                                         SECURITIES       VALUE OF
                                                           LOANED        COLLATERAL
                                                       --------------  --------------
Core Equity Fund                                       $    6,575,321  $    6,708,100
Value Equity Fund                                           3,429,318       3,501,243
Emerging Growth Equity Fund                                16,684,256      17,020,488
International Equity Fund                                   1,272,550       1,272,550
Actively Managed Bond Fund                                  9,360,550       4,481,688
Intermediate Term Bond Fund                                 3,039,440       1,216,161

                     These securities lending arrangements may result in
                 significant credit exposure in the event the counterparty to the transaction was unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collaterized by cash or securities with a market value in excess of the Investment Funds obligation under the contract. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

                     In June 1996, the Financial Accounting Standards Board
                 issued Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 125"). SFAS 125 provides accounting and reporting standards for transfers of financial assets, including repurchase agreements and securities lending arrangements, and establishes new requirements for pledged collateral. RSI has adopted this pronouncment effective January 1, 1998.

                     For the period ended March 31, 1998 the Emerging Growth
                 Equity Fund, Value Equity Fund, and the International Equity Fund each had expenses paid through brokerage/service arrangements which amounted to $29,275, $2,357 and $10,000 respectively.

                 NOTE 5--CAPITAL TRANSACTIONS:

                     At March 31, 1998 there were an unlimited number of units
                 of beneficial interest authorized for each Investment Fund.

                     Transactions in the units of beneficial interest of each
                 Investment Fund for the period ended March 31, 1998 were as follows:

                              Core Equity             Value Equity
                                 Fund                     Fund
                        -----------------------  ----------------------
                          Units       Amount       Units      Amount
                        ---------  ------------  ---------  -----------
Units sold                171,092  $ 13,341,210    277,740  $17,035,969
Units redeemed           (610,208)  (47,719,635)  (134,217)  (7,792,576)
                        ---------  ------------  ---------  -----------
Net increase
 (decrease)              (439,116) $(34,378,425)   143,523  $ 9,243,393
                        ---------  ------------  ---------  -----------
                        ---------  ------------  ---------  -----------

                            Emerging Growth          International
                              Equity Fund             Equity Fund
                        -----------------------  ----------------------
                          Units       Amount       Units      Amount
                        ---------  ------------  ---------  -----------
Units sold                 87,617  $  6,757,926    169,033  $ 8,263,957
Units redeemed           (135,193)  (10,312,134)   (70,492)  (3,346,131)
                        ---------  ------------  ---------  -----------
Net increase
 (decrease)               (47,576) $ (3,554,208)    98,541  $ 4,917,826
                        ---------  ------------  ---------  -----------
                        ---------  ------------  ---------  -----------

                           Actively Managed        Intermediate-Term
                               Bond Fund               Bond Fund
                        -----------------------  ----------------------
                          Units       Amount       Units      Amount
                        ---------  ------------  ---------  -----------
Units sold                226,471  $  7,909,405     88,893  $ 2,814,518
Units redeemed           (405,042)  (14,052,342)  (275,472)  (8,756,225)
                        ---------  ------------  ---------  -----------
Net (decrease)           (178,571) $ (6,142,937)  (186,579) $(5,941,707)
                        ---------  ------------  ---------  -----------
                        ---------  ------------  ---------  -----------

                              Short-Term
                           Investment Fund
                       ------------------------
                         Units        Amount
                       ----------  ------------
Units sold              1,699,721  $ 36,517,597
Units redeemed         (1,923,202)  (41,345,853)
                       ----------  ------------
Net (decrease)           (223,481) $ (4,828,256)
                       ----------  ------------
                       ----------  ------------

                     Transactions in the units of beneficial interest of each
                 Investment Fund for the year ended September 30, 1997 were as follows:

                           Core Equity                  Value
                               Fund                  Equity Fund
                     ------------------------  -----------------------
                       Units        Amount       Units       Amount
                     ----------  ------------  ---------  ------------
Units sold              396,478  $ 25,795,510    227,658  $ 11,173,465
Units redeemed       (1,449,971)  (97,429,664)  (491,588)  (23,923,187)
                     ----------  ------------  ---------  ------------
Net (decrease)       (1,053,493) $(71,634,154)  (263,930) $(12,749,722)
                     ----------  ------------  ---------  ------------
                     ----------  ------------  ---------  ------------

                           Emerging Growth           International
                             Equity Fund              Equity Fund
                       -----------------------  -----------------------
                         Units       Amount       Units       Amount
                       ---------  ------------  ---------  ------------
Units sold               227,146  $ 15,421,504    199,932  $  9,216,371
Units redeemed          (516,504)  (36,204,646)  (384,652)  (17,999,512)
                       ---------  ------------  ---------  ------------
Net (decrease)          (289,358) $(20,783,142)  (184,720) $ (8,783,141)
                       ---------  ------------  ---------  ------------
                       ---------  ------------  ---------  ------------

                         Actively Managed         Intermediate-Term
                            Bond Fund                 Bond Fund
                     ------------------------  -----------------------
                       Units        Amount       Units       Amount
                     ----------  ------------  ---------  ------------
Units sold            1,111,406  $ 36,098,759    559,693  $ 17,101,876
Units redeemed       (1,652,565)  (53,451,868)  (943,239)  (28,798,252)
                     ----------  ------------  ---------  ------------
Net (decrease)         (541,159) $(17,353,109)  (383,546) $(11,696,376)
                     ----------  ------------  ---------  ------------
                     ----------  ------------  ---------  ------------

                              Short-Term
                            Investment Fund
                        -----------------------
                          Units       Amount
                        ---------  ------------
Units sold                943,098  $ 19,468,323
Units redeemed           (938,236)  (19,334,439)
                        ---------  ------------
Net increase                4,862  $    133,884
                        ---------  ------------
                        ---------  ------------

                     Net Assets at March 31, 1998 are comprised as follows:

                                               Emerging
                               Core Equity      Growth     Value Equity  International
                                  Fund       Equity Fund       Fund      Equity Fund
                              -------------  ------------  ------------  -----------
Paid-in capital (deficit)     $(136,569,351) $(38,820,569) $(24,178,042) $  (183,660)
Accumulated income (loss)        47,852,948    (3,397,403)   18,967,224   (1,721,722)
Accumulated realized gain       162,506,543   108,751,102    67,686,605   36,840,625
Unrealized appreciation         131,527,581    17,823,677    14,581,426    6,341,381
                              -------------  ------------  ------------  -----------
                              $ 205,317,721  $ 84,356,807  $ 77,057,213  $41,276,624
                              -------------  ------------  ------------  -----------
                              -------------  ------------  ------------  -----------

                                          Short-Term                       Actively
                                          Investment    Intermediate-Term   Managed
                                             Fund          Bond Fund      Bond Fund
                                        --------------  ---------------  ------------
Paid-in capital (deficit)                $(20,023,574)   $ (76,645,976)  $(54,169,658)
Accumulated income                         41,508,736      124,796,803    161,193,695
Accumulated realized gain                   1,329,915       15,426,900     35,493,381
Unrealized appreciation                         6,258          952,640      4,751,086
                                        --------------  ---------------  ------------
                                         $ 22,821,335    $  64,530,367   $147,268,504
                                        --------------  ---------------  ------------
                                        --------------  ---------------  ------------

                 NOTE 6--FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

                     The Investment Funds activity during the period in writing equity call options had off-balance sheet risk of accounting loss. These financial instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. A written equity call option obligates the Investment Funds to deliver the underlying security upon exercise by the holder of the option. The Investment Funds cover options written by owning the underlying security.

                     A summary of the Investment Funds option transactions
                 written for the period follows:

                                                          Number of
                                                           Options      Premiums
                                                          Contracts     Received
                                                        -------------  -----------
Core Equity Fund
Contracts outstanding at September 30, 1997                       0     $       0
Options written                                                 293       101,391
Options exercised                                                 0             0
Options expired                                                (125)      (25,437)
                                                                ---    -----------
Contracts outstanding at March 31, 1998                         168     $  75,954
                                                                ---    -----------
                                                                ---    -----------

                                                          Number of
                                                           Options      Premiums
                                                          Contracts     Received
                                                        -------------  -----------
Value Equity Fund
Contracts outstanding at September 30, 1997                      46     $  17,947
Options written                                                  41        14,078
Options exercised                                                 0             0
Options expired                                                 (83)      (30,429)
                                                                ---    -----------
Contracts outstanding at March 31, 1998                           4     $   1,596
                                                                ---    -----------
                                                                ---    -----------

                 NOTE 7--FINANCIAL HIGHLIGHTS

                                                           CORE EQUITY FUND
                                    --------------------------------------------------------------
                                    Period      Year       Year       Year       Year       Year
                                     Ended      Ended      Ended      Ended      Ended      Ended
                                    3/31/98    9/30/97    9/30/96    9/30/95    9/30/94    9/30/93
                                    -------    -------    -------    -------    -------    -------
Per Unit Operating
  Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  period                             $76.11     $56.57     $46.71     $35.57     $34.49     $30.09
                                    -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment income--net                 0.26       0.60       0.72       0.74       0.54       0.56
Net realized and unrealized gain
  on investments                      11.00      18.94       9.14      10.40       0.54       3.84
                                    -------    -------    -------    -------    -------    -------
Total from Investment Operations      11.26      19.54       9.86      11.14       1.08       4.40
                                    -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period   $87.37     $76.11     $56.57     $46.71     $35.57     $34.49
                                    -------    -------    -------    -------    -------    -------
                                    -------    -------    -------    -------    -------    -------
Total Return+                         14.79%     34.54%     21.11%     31.32%      3.13%     14.62%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses                            (0.94)%    (0.90)%    (0.92)%    (0.98)%    (1.01)%    (0.99)%
  Investment income--net               0.60%      0.92%      1.40%      1.86%      1.56%      1.74%
Portfolio Turnover Rate+               0.55%      5.68%      9.95%      7.91%      6.47%     13.41%
Average Commission Rate Paid (per
  share)+++                         $0.0492    $0.0595    $0.0500      --         --         --
Net Assets at End of the Period
  ($1,000's)                        $205,318   $212,273   $217,356   $189,942   $141,544   $146,137

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.
                   +++ Required by regulations issued in 1995.

                                                                 VALUE EQUITY FUND
                                           --------------------------------------------------------------
                                           Period      Year       Year       Year       Year       Year
                                            Ended      Ended      Ended      Ended      Ended      Ended
                                           3/31/98    9/30/97    9/30/96    9/30/95    9/30/94    9/30/93
                                           -------    -------    -------    -------    -------    -------
Per Unit Operating
  Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of period        $57.36     $39.67     $32.63     $27.05     $26.48     $22.94
                                           -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment income--net                        0.25       0.60       0.72       0.93       0.79       0.70
Net realized and unrealized gain (loss)
  on investments                              6.80      17.09       6.32       4.65      (0.22)      2.84
                                           -------    -------    -------    -------    -------    -------
Total from Investment Operations              7.05      17.69       7.04       5.58       0.57       3.54
                                           -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period          $64.41     $57.36     $39.67     $32.63     $27.05     $26.48
                                           -------    -------    -------    -------    -------    -------
                                           -------    -------    -------    -------    -------    -------
Total Return+                                12.29%     44.59%     21.58%     20.63%      2.15%     15.43%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses**                                 (1.18)%    (1.20)%    (1.20)%    (1.32)%    (1.41)%    (1.70)%
  Investment income--net                      0.86%      1.26%      1.98%      3.24%      3.02%      2.83%
Portfolio Turnover Rate+                     54.10%     99.25%     61.53%     67.06%     40.41%     54.46%
Average Commission Rate Paid (per
  share)+++                                $0.0301    $0.0601    $0.0100      --         --         --
Net Assets at End of the Period
  ($1,000's)                               $77,057    $60,389    $52,231    $43,824    $35,603    $38,104

                     * Using average units basis.
                    ** Ratio reflects fees paid with brokerage commissions only for the six months ended March 31, 1998 and the years ended 9/30/97, 9/30/96 and 9/30/95.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.
                   +++ Required by regulations issued in 1995.

                                                                  EMERGING GROWTH
                                                                    EQUITY FUND
                                           --------------------------------------------------------------
                                           Period      Year       Year       Year       Year       Year
                                            Ended      Ended      Ended      Ended      Ended      Ended
                                           3/31/98    9/30/97    9/30/96    9/30/95    9/30/94    9/30/93
                                           -------    -------    -------    -------    -------    -------
Per Unit Operating
  Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of period        $84.47     $67.07     $52.58     $35.96     $35.52     $24.26
                                           -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment (loss)--net                       (0.37)     (0.95)     (0.90)     (0.67)     (0.57)     (0.53)
Net realized and unrealized gain on
  investments                                (2.73)     18.35      15.39      17.29       1.01      11.79
                                           -------    -------    -------    -------    -------    -------
Total from Investment Operations             (3.10)     17.40      14.49      16.62       0.44      11.26
                                           -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period          $81.37     $84.47     $67.07     $52.58     $35.96     $35.52
                                           -------    -------    -------    -------    -------    -------
                                           -------    -------    -------    -------    -------    -------
Total Return+                                (3.67)%    25.94%     27.56%     46.22%      1.24%     46.41%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses**                                 (1.92)%    (1.98)%    (1.91)%    (2.12)%    (2.08)%    (2.27)%
  Investment income--net                     (1.08)%    (1.39)%    (1.54)%    (1.61)%    (1.64)%    (1.78)%
Portfolio Turnover Rate+                     92.49%    177.68%    150.40%    170.54%    114.15%    145.59%
Average Commission Rate Paid (per
  share)+++                                $0.0165    $0.0577    $0.0200      --         --         --
Net Assets at End of the Period
  ($1,000's)                               $84,357    $91,589    $92,136    $74,625    $48,293    $56,645

                     * Using average units basis.
                    ** Ratio reflects fees paid with brokerage commissions only for the six months ended March 31, 1998 and the years ended 9/30/97, 9/30/96 and 9/30/95.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.
                   +++ Required by regulations issued in 1995.

                                                      INTERNATIONAL EQUITY FUND
                                    --------------------------------------------------------------
                                    Period      Year       Year       Year       Year       Year
                                     Ended      Ended      Ended      Ended      Ended      Ended
                                    3/31/98    9/30/97    9/30/96    9/30/95    9/30/94    9/30/93
                                    -------    -------    -------    -------    -------    -------
Per Unit Operating
  Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  period                             $51.09     $45.25     $40.25     $38.08     $34.36     $28.27
                                    -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment (loss)--net                (0.14)     (0.14)     (0.08)     (0.02)     (0.09)     (0.21)
Net realized and unrealized gain
  on investments                       1.35       5.98       5.08       2.19       3.81       6.30
                                    -------    -------    -------    -------    -------    -------
Total from Investment Operations       1.21       5.84       5.00       2.17       3.72       6.09
                                    -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period   $52.30     $51.09     $45.25     $40.25     $38.08     $34.36
                                    -------    -------    -------    -------    -------    -------
                                    -------    -------    -------    -------    -------    -------
Total Return+                          2.37%     12.91%     12.42%      5.70%     10.83%     21.54%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses**                          (1.98)%    (2.03)%    (1.93)%    (1.90)%    (1.96)%    (2.83)%
  Investment income--net              (1.02)%    (0.29)%    (0.20)%    (0.07)%    (0.25)%    (0.68)%
Portfolio Turnover Rate+              57.42%     62.18%     51.29%     51.40%     44.25%     55.02%
Average Commission Rate Paid (per
  share)+++                         $0.0295    $0.0200    $0.0200      --         --         --
Net Assets at End of the Period
  ($1,000's)                        $41,277    $35,276    $39,602    $31,143    $28,672    $21,769

                     * Using average units basis.
                    ** Ratio reflects fees paid with brokerage commissions only for the six months ended March 31, 1998 and the years ended 9/30/97, 9/30/96 and 9/30/95.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.
                   +++ Required by regulations issued in 1995.

                                                           ACTIVELY MANAGED
                                                              BOND FUND
                                    --------------------------------------------------------------
                                    Period      Year       Year       Year       Year       Year
                                     Ended      Ended      Ended      Ended      Ended      Ended
                                    3/31/98    9/30/97    9/30/96    9/30/95    9/30/94    9/30/93
                                    -------    -------    -------    -------    -------    -------
Per Unit Operating
  Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  period                             $33.89     $30.79     $29.58     $26.06     $27.43     $24.57
                                    -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment income--net                 1.10       2.04       1.80       1.64       1.47       1.23
Net realized and unrealized gain
  (loss) on investments                0.39       1.06      (0.59)      1.88      (2.84)      1.63
                                    -------    -------    -------    -------    -------    -------
Total from Investment Operations       1.49       3.10       1.21       3.52      (1.37)      2.86
                                    -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period   $35.38     $33.89     $30.79     $29.58     $26.06     $27.43
                                    -------    -------    -------    -------    -------    -------
                                    -------    -------    -------    -------    -------    -------
Total Return+                          4.40%     10.07%      4.09%     13.51%     (4.99)%    11.64%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses                            (0.82)%    (0.81)%    (0.80)%    (0.84)%    (0.82)%    (0.87)%
  Investment income--net               6.30%      6.32%      5.94%      5.95%      5.51%      5.22%
Portfolio Turnover Rate+             130.58%     69.29%     17.14%     18.21%      8.54%    170.16%
Net Assets at End of the Period
  ($1,000's)                        $147,269   $147,139   $150,304   $140,127   $136,210   $146,918

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                          INTERMEDIATE-TERM
                                                              BOND FUND
                                    --------------------------------------------------------------
                                    Period      Year       Year       Year       Year       Year
                                     Ended      Ended      Ended      Ended      Ended      Ended
                                    3/31/98    9/30/97    9/30/96    9/30/95    9/30/94    9/30/93
                                    -------    -------    -------    -------    -------    -------
Per Unit Operating
  Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  period                             $31.55     $29.30     $28.01     $25.40     $25.95     $24.20
                                    -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment income--net                 0.98       1.78       1.74       1.66       1.46       1.48
Net realized and unrealized gain
  (loss) on investments                0.05       0.47      (0.45)      0.95      (2.01)      0.27
                                    -------    -------    -------    -------    -------    -------
Total from Investment Operations       1.03       2.25       1.29       2.61      (0.55)      1.75
                                    -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period   $32.58     $31.55     $29.30     $28.01     $25.40     $25.95
                                    -------    -------    -------    -------    -------    -------
                                    -------    -------    -------    -------    -------    -------
Total Return+                          3.26%      7.68%      4.61%     10.28%     (2.12)%     7.23%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses                            (1.10)%    (1.04)%    (0.98)%    (0.98)%    (0.95)%    (1.07)%
  Investment income--net               6.10%      5.86%      6.06%      6.27%      5.68%      5.95%
Portfolio Turnover Rate+             140.58%     67.95%     13.20%     15.95%     17.92%     12.39%
Net Assets at End of the Period
  ($1,000's)                        $64,530    $68,389    $74,754    $90,482    $89,780    $97,796

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                              SHORT-TERM
                                                           INVESTMENT FUND
                                    --------------------------------------------------------------
                                    Period      Year       Year       Year       Year       Year
                                     Ended      Ended      Ended      Ended      Ended      Ended
                                    3/31/98    9/30/97    9/30/96    9/30/95    9/30/94    9/30/93
                                    -------    -------    -------    -------    -------    -------
Per Unit Operating
  Performance:*
  (for a unit outstanding
  throughout the period)
Net Asset Value, Beginning of
  period                             $21.23     $20.24     $19.31     $18.36     $17.83     $17.43
                                    -------    -------    -------    -------    -------    -------
Income from Investment Operations:

Investment income--net                 0.53       0.97       0.94       0.93       0.53       0.43
Net realized and unrealized gain
  (loss) on investments               (0.01)      0.02      (0.01)      0.02       0.00      (0.03)
                                    -------    -------    -------    -------    -------    -------
Total from Investment Operations       0.52       0.99       0.93       0.95       0.53       0.40
                                    -------    -------    -------    -------    -------    -------
Net Asset Value, End of the Period   $21.75     $21.23     $20.24     $19.31     $18.36     $17.83
                                    -------    -------    -------    -------    -------    -------
                                    -------    -------    -------    -------    -------    -------
Total Return+                          2.45%      4.89%      4.82%      5.17%      2.97%      2.29%

Ratios/Supplemental Data

Ratios to Average Net Assets++
  Expenses                            (0.80)%    (0.80)%    (0.80)%    (0.80)%    (0.80)%    (0.89)%
  Investment income--net               4.96%      4.67%      4.76%      4.94%      2.92%      2.43%
Decrease in above expense ratio
  due to fee waiver                    0.50%      0.45%      0.39%      0.34%      0.32%        --%
Net Assets at End of the Period
  ($1,000's)                        $22,821    $27,021    $25,668    $27,360    $29,975    $35,117

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

THE INFORMATION CONTAINED HEREIN SHALL NOT BE CONSTRUED TO BE OR CONSTITUTE AN OFFER OR SOLICITATION OF AN OFFER TO BUY UNITS IN THE RSI RETIREMENT TRUST. SALES OF UNITS IN THE TRUST MAY BE MADE ONLY IN THOSE STATES WHERE SUCH UNITS ARE EXEMPT FROM REGISTRATION OR HAVE BEEN QUALIFIED FOR SALE. TOTAL RETURNS ARE BASED ON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. FUTURE PERFORMANCE AND UNIT NET ASSET VALUE WILL FLUCTUATE SO THAT UNITS, IF REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

                 OFFICERS
                 ---------------------------------------------------------------
                 William Dannecker, President
                 James P. Coughlin, C.F.A., Executive Vice President and Chief Investment Officer
                 Stephen P. Pollak, Esq., Executive Vice President, Counsel and Secretary
                 Heidi Viceconte, Treasurer
                 John F. Meuser, Senior Vice President
                 Durando J. Saccente, Senior Vice President
                 Veronica A. Fisher, Vice President and Assistant Treasurer Chris R. Kaufman, First Vice President
                 Herbert Kuhl, Jr., C.F.A., First Vice President
                 Stephen A. Hughes, Second Vice President
                 Deborah A. Modzelewski, Second Vice President

                 CONSULTANTS
                 ---------------------------------------------------------------
                 Actuarial--Retirement System Consultants Inc.
                 Administrative and Recordkeeping--Retirement System Consultants Inc.
                 Investments--Hewitt Associates

                 INVESTMENT MANAGERS
                 ---------------------------------------------------------------
                 Friess Associates, Inc.
                 HLM Management Company, Inc.
                 Morgan Grenfell Investment Services Limited
                 Retirement System Investors Inc.

                 CUSTODIANS
                 ---------------------------------------------------------------
                 The Chase Manhattan Bank
                 Custodial Trust Company

                 DISTRIBUTOR
                 ---------------------------------------------------------------
                 Retirement System Distributors Inc.

                 TRANSFER AGENT
                 ---------------------------------------------------------------
                 Retirement System Consultants Inc.

                 INDEPENDENT AUDITORS
                 ---------------------------------------------------------------
                 McGladrey & Pullen, LLP

                 COUNSEL
                 ---------------------------------------------------------------
                 Shereff, Friedman, Hoffman & Goodman, LLP

                 BOARD OF TRUSTEES
                 ---------------------------------------------------------------
                 Herbert G. Chorbajian
                   Chairman, President and Chief Executive Officer
                   ALBANK, FSB, NY

                 Candace Cox
                   Private Investments

                 James P. Cronin
                   President, Treasurer and Chief Executive Officer The Dime Savings Bank, Norwich, CT

                 William Dannecker
                   President and Chief Executive Officer
                   Retirement System Group Inc., NY

                 Covington Hardee
                   Retired Chairman
                   The Lincoln Savings Bank, FSB, NY

                 Ralph L. Hodgkins, Jr.
                   Retired Chief Executive Officer
                   Mid Maine Savings Bank, FSB, ME

                 Maurice E. Kinkade
                   Director of Development
                   Maplebrook School
                   President, KINCO Management

                 Willliam G. Lillis
                   Real Estate Consultant

                 William A. McKenna, Jr.
                   Chairman, President and Chief Executive Officer Ridgewood Savings Bank, Ridgewood, NY

                 William L. Schrauth
                   President and Chief Executive Officer
                   The Savings Banks of Utica, NY

                 William E. Swan
                   President and Chief Executive Officer
                   Lockport Savings Bank, NY

                 Raymond L. Willis
                   Private Investments

SEMI-ANNUAL
REPORT




[LOGO]
RSI RETIREMENT TRUST

CORE EQUITY FUND
VALUE EQUITY FUND
EMERGING GROWTH EQUITY FUND
INTERNATIONAL EQUITY FUND
ACTIVELY MANAGED BOND FUND
INTERMEDIATE-TERM BOND FUND
SHORT-TERM INVESTMENT FUND


1998

   BROKER/DEALER

      [LOGO]

  RETIREMENT SYSTEM
  Distributors Inc.

    P.O. Box 2064
 Grand Central Station
New York, NY 10163-2064